UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05796

FFTW Funds, Inc.
	(Exact name of registrant as specified in charter)

	200 Park Avenue, 46th Floor, New York, NY	10166
	(Address of principal executive offices)	(Zip code)

	Philippe J. Lespinard
	President and Chief Executive Officer
	200 Park Avenue, 46th Floor, New York, NY 10166
	(Name and address of agent for service)

	with a copy to:
	Jon Rand, Esq.
	Dechert LLP
	30 Rockefeller Plaza
	New York, NY 10112-2200

Registrant's telephone number, including area code:		(212) 681-3000
Date of fiscal year end:	12/31/2007
Date of reporting period:	06/30/2007

Item 1. Reports to Stockholders.

FFTW FUNDS, INC.

Semi-Annual Report
June 30, 2007

200 PARK AVENUE
NEW YORK, NY 10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

   FFTW Funds, Inc.

President’s Letter

August 28, 2007

Dear Shareholder,

We are pleased to present the Semi-Annual Report of FFTW Funds, Inc. for the six months ended June 30, 2007.

During the first half of 2007, global fixed income markets have reflected the worries about the effects of the US housing sector weakness on an otherwise healthy global economic background. While we expected the impact on the economy to be contained, as central banks seemed to believe, the impact on financial markets has been notable, with higher volatility and higher risk premiums in the credit markets.

The increasing uncertainty about the health of the financial system created challenges for our global portfolios that underperformed their indices. The picture for our US funds is neutral despite the more difficult domestic situation, with returns at or close to index.

We appreciate your participation in the FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss with you the objectives and results of each of our portfolios. Please feel free to contact Seth Weinstein at 212.681.3090 should you have any questions.

Sincerely,

Philippe J. Lespinard
President and Chief Executive Officer

There are risks associated with your investment in any Portfolio. Each FFTW Portfolio has certain associated risks. For further information about each Portfolio’s principal risk, please refer to the Fund’s prospectus, which can be obtained by visiting the Fund’s website at www.fftw.com.

This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risks. Principal loss is possible.

   FFTW Funds, Inc.

Table of Contents

U.S Short-Term Porfolio	4

Limited Duration Portfolio	8

Worldwide Portfolio	12

International Portfolio	19

U.S. Inflation-Indexed Portfolio	25

Global Inflation-Indexed Hedged Porfolio	27

Statements of Assets and Liabilities	31

Statements of Operations	34

Statements of Changes in Net Assets	37

Financial Highlights	40

Notes to Financial Statements	48

Fund Expenses	60

Directors and Officers	62

   FFTW Funds, Inc.

U.S. Short-Term Portfolio
June 30, 2007 (unaudited)

Schedule of Investments

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Securities (ABS) -- 72.8%
Auto Loans -- 7.6%
Capital One Auto Finance Trust, Ser. 2006-B, Class A2	5.530%	5/15/2009	$1,067,646	$1,068,378
Ford Credit Floorplan Master Owner Trust A,
Ser. 2004-1, Class B (FRN)	5.540%	7/15/2009	2,000,000	2,000,079
Morgan Stanley Auto Loan Trust, Ser. 2004-HB1, Class A4	3.330%	10/15/2011	1,703,660	1,693,194
Superior Wholesale Inventory Financing Trust,
Ser. 2003-A8, Class A (FRN)	5.450%	9/15/2010	3,000,000	3,001,769
				7,763,420

Credit Cards -- 28.6%
Advanta Business Card Master Trust,
Ser. 2005, Class C1 (FRN)	5.830%	8/22/2011	2,500,000	2,509,344
Capital One Master Trust, Series 2001-1,
Class C, 144A (FRN) +	6.490%	12/15/2010	2,000,000	2,009,921
Capital One Multi-Asset Execution Trust,
Ser. 2002-A1, Class A1 (FRN)	5.590%	7/15/2010	1,000,000	1,000,635
Chase Credit Card Master Trust,
Ser. 2002-5, Class C (FRN)	6.270%	10/15/2009	3,250,000	3,251,243
Citibank Credit Card Issuance Trust,
Ser. 2001, Class C1 (FRN)	6.436%	1/15/2010	2,000,000	2,008,971
Citibank Credit Card Issuance Trust, Ser. 2003
Class A3	3.100%	3/10/2010	2,000,000	1,969,306
Discover Card Master Trust I, Ser. 1998-5,
Class B, 144A (FRN) +	5.650%	12/16/2010	3,000,000	3,007,875
First USA Credit Card Master Trust, Ser. 1997-8,
Class A (FRN)	5.470%	5/17/2010	2,000,000	2,000,744
Fleet Credit Card Master Trust II, Ser. 2002, Class B (FRN)	5.760%	4/15/2010	3,000,000	3,002,572
Gracechurch Card Funding plc, Ser. 2, Class A (FRN)	5.440%	10/15/2009	3,500,000	3,501,453
MBNA Credit Card Master Note Trust, Ser. 2004-A10,
Class A (FRN)	5.400%	3/15/2012	3,000,000	3,005,228
MBNA Credit Card Master Note Trust, Ser. 2005,
Class A5 (FRN)	5.320%	12/15/2010	2,000,000	2,000,403
				29,267,695

Home Equity Loans -- 32.4%
Ace Securities Corp., Ser. 2006-OP1, Class A2A (FRN)	5.380%	4/25/2036	1,020,502	1,020,613
Ameriquest Mortgage Securities Inc., Ser. 2005-R1,
Class M1 (FRN)	5.770%	3/25/2035	2,000,000	2,001,858
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	5.750%	3/25/2035	2,000,000	2,004,623
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-1, Class 2M1 (FRN)	6.295%	9/25/2032	886,289	886,756
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-5, Class 2M1 (FRN)	5.920%	5/25/2033	970,506	973,227
Contimortgage Home Equity Loan Trust,
Ser. 1996-4, Class A10 (FRN)	5.800%	1/15/2028	476,013	480,486
Countrywide Asset-Backed Certificates,
Ser. 2004-12, Class MV1 (FRN)	5.920%	4/25/2035	3,000,000	3,021,951
Countrywide Asset-Backed Certificates,
Ser. 2005-11, Class AF1 (FRN)	5.500%	2/25/2036	644,156	644,268

See Notes to Financial Statements

   FFTW Funds, Inc.

U.S. Short-Term Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Home Equity Loans (continued)
Household Home Equity Loan Trust, Ser. 2006-1,
Class A2 (FRN)	5.500%	1/20/2036	$1,778,937	$1,774,324
Long Beach Mortgage Loan Trust, Ser. 2003-4,
Class M1 (FRN)	6.000%	8/25/2033	1,500,000	1,504,392
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2005-FM1, Class A1B (FRN)	5.640%	5/25/2036	575,999	575,956
Morgan Stanley Dean Witter Capital I,
Ser. 2003-NC2, Class M1 (FRN)	6.670%	2/25/2033	1,860,996	1,862,666
Novastar Home Equity Loan, Ser 2003-1,
Class A1 (FRN)	5.700%	5/25/2033	3,525,995	3,529,720
Option One Mortgage Loan Trust, Ser. 2003-3,
Class M1 (FRN)	5.970%	6/25/2033	1,507,206	1,508,506
Option One Mortgage Loan Trust, Ser. 2003-4,
Class A2 (FRN)	5.640%	7/25/2033	2,054,427	2,057,429
Residential Asset Mortgage Products, Inc.,
Ser. 2005-EFC7, Class AI1 (FRN)	5.420%	12/25/2035	380,880	380,901
Residential Asset Securities Corp.,
Ser. 2003-KS7, Class AIIB (FRN)	5.960%	9/25/2033	1,379,727	1,380,261
Residential Asset Securities Corp.,
Ser. 2005-KS2, Class M1 (FRN)	5.750%	3/25/2035	3,000,000	3,003,731
Residential Asset Securities Corp.,
Ser. 2006-KS1, Class M1 (FRN)	5.700%	2/25/2036	2,000,000	1,999,334
Securitized Asset-Backed Receivables,
Ser. 2004-NC1, Class M1 (FRN)	5.840%	2/25/2034	2,473,200	2,477,396
				33,088,398

Student Loans -- 2.5%
SLM Student Loan Trust, Ser. 2003-4, Class A3 (FRN)	5.460%	12/15/2015	759,904	759,904
SLM Student Loan Trust, Ser. 2003-5, Class A3 (FRN)	5.460%	12/15/2015	1,762,939	1,763,223
				2,523,127

Other ABS --1.7%
Aerco Limited, Ser. 2002-A, Class A4 144A (FRN) + †	5.840%	7/15/2025	1,820,400	1,783,992

Total Asset-Backed Securities (Cost - $74,466,653)				74,426,632

Collateralized Mortgage Obligations (CMO) -- 28.5%
CMO Floater - FHLMC -- 7.9%
FHLMC, Ser. 2071, Class F (FRN)	5.820%	7/15/2028	813,524	822,264
FHLMC, Ser. 2412, Class FP (FRN)	6.270%	2/15/2032	2,000,000	2,053,609
FHLMC, Ser. 2557, Class WF (FRN)	5.720%	1/15/2033	1,001,643	1,006,300
FHLMC, Ser. 2827, Class FR (FRN)	5.820%	1/15/2022	2,247,142	2,266,366
FHLMC, Ser. 3024, Class FC (FRN)	5.620%	4/15/2021	1,883,662	1,880,626
				8,029,165

CMO Floater - FNMA -- 7.4%
FNMA, Ser. 2001-46, Class F (FRN)	5.720%	9/18/2031	1,145,838	1,155,589
FNMA, Ser. 2002-7, Class FC (FRN)	6.070%	1/25/2032	1,720,857	1,769,080
FNMA, Ser. 2003-38, Class FA (FRN)	5.690%	3/25/2023	2,435,565	2,429,816

See Notes to Financial Statements

   FFTW Funds, Inc.

U.S. Short-Term Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
CMO Floater - FNMA (continued)
FNMA, Ser. 2004-60, Class FA (FRN)	5.720%	8/25/2024	$2,189,222	$2,205,387
				7,559,872

CMO Floater - GNMA -- 2.9%
GNMA, Ser. 2002-87, Class FV (FRN) #	5.770%	5/20/2014	2,943,688	2,967,407

CMO Floater - Other -- 10.3%
Bank of America Funding Corporation,
Ser. 2005-F, Class 1A1 (FRN)	5.630%	9/20/2035	1,765,512	1,768,768
Bank of America Mortgage Securities,
Ser. 2003-9, Class 2A1 (FRN)	5.770%	12/25/2033	2,384,115	2,386,952
First Horizon Mortgage Pass-Through Trust,
Ser. 2005-2, Class 3A1 (FRN)	5.820%	10/25/2032	1,237,259	1,239,512
Residential Asset Securitization Trust,
Ser. 2006-A1, Class 1A6 (FRN)	5.820%	4/25/2036	1,956,758	1,958,844
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-20, Class 1A1 (VRN)	5.044%	1/25/2035	891,998	900,571
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	5.875%	7/25/2044	530,795	532,634
Washington Mutual, Ser. 2006-AR13, Class 1A (FRN)	5.909%	10/25/2046	1,745,254	1,745,867
				10,533,148

Total Collateralized Mortgage Obligations (Cost - $29,109,221)				29,089,592

Short-Term Security -- 0.5%
Investors Bank & Trust Co. Time Deposit (Cost - $506,000)	4.750%	7/2/2007	506,000	506,000

Total Investments (Cost - $104,081,874) -- 101.8%				104,022,224
Liabilities, Net of Other Assets -- (1.8%)				(1,862,482)
Net Assets -- 100%				$102,159,742

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$97,990	$(157,640)	$(59,650)	$104,081,874

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Reverse Repurchase Agreements -- (1.7%)
Lehman Brothers, dated 6/28/2007,
to be repurchased on demand at face value,
plus accrued interest	5.340%	7/16/2007	$1,000,000	$1,000,297

Lehman Brothers, dated 6/29/2007,
to be repurchased on demand at face value,
plus accrued interest	5.470%	7/2/2007	755,435	755,550

Total Reverse Repurchase Agreements (Proceeds - $1,755,435)				$1,755,847

See Notes to Financial Statements

   FFTW Funds, Inc.

U.S. Short-Term Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Credit Default Swap Contract -- (0.3%)
Notional
Amount	Expiration Date	Pay	Receive	Market Value
$1,000,000	5/25/2046	1.33%	ABX 06-02 BBB Index	$(300,000)

Summary of Abbreviations and Symbols
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
VRN	Variable Rate Demand Note

°	See securities valuation policy in Note 2 to the Financial Statements.
+

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities were valued at $6,801,788 or 6.7% of net assets. The Board of Directors has deemed 5.0% of such securities to be liquid.

†	Illiquid security, which represent 1.7% of net assets.
#	Security, or portion thereof, is held as collateral for open reverse repurchase agreement.

Asset Class Summary (shown as a percentage of net assets) June 30, 2007

Classification	% of Net Assets
Asset-Backed Securities	72.8%
Collateralized Mortgage Obligations	28.5
Short-Term Security	0.5
Reverse Repurchase Agreements	(1.7)
Credit Default Swap	(0.3)
Other Assets in Excess of Other Liabilities	0.2
100.0%

See Notes to Financial Statements

   FFTW Funds, Inc.

Limited Duration Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Securities (ABS) -- 48.9%
Auto Loans -- 4.6%
Chase Manhattan Auto Owner Trust, Ser. 2003-C,
Class A4	2.940%	6/15/2010	$1,074,461	$1,067,977
Ford Credit Floorplan Master Owner Trust A,
Ser. 2004-1, Class B (FRN)	5.540%	7/15/2009	1,300,000	1,300,051
Superior Wholesale Inventory Financing Trust,
Ser. 2005-A12, Class A (FRN)	5.500%	6/15/2010	2,500,000	2,500,458
				4,868,486
Credit Cards -- 17.2%
Advanta Business Card Master Trust,
Ser. 2005, Class C1 (FRN)	5.830%	8/22/2011	2,000,000	2,007,475
Bank One Issuance Trust, Ser. 2003-A3, Class A3 (FRN)	5.430%	12/15/2010	1,500,000	1,501,533
Bank One Issuance Trust, Ser. 2003-A7, Class A7	3.350%	3/15/2011	2,125,000	2,084,733
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,943,286
Citibank Credit Card Issuance Trust, Ser. 2003-A6,
Class A6	2.900%	5/17/2010	1,325,000	1,297,321
Citibank Credit Card Issuance Trust, Ser. 2006-A5,
Class A5	5.300%	5/20/2011	3,000,000	2,997,999
Gracechurch Card Funding plc, Ser. 2, Class B (FRN)	5.770%	10/15/2009	2,000,000	2,002,106
MBNA Credit Card Master Note Trust, Ser. 2006-A1,
Class A1	4.900%	7/15/2011	2,500,000	2,485,534
World Financial Network Credit Card Master Trust,
Ser. 2003-A, Class C2 (FRN)	7.770%	5/15/2012	2,000,000	2,028,377
				18,348,364
Home Equity Loans -- 23.6%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-4, Class 2M1 (FRN)	5.920%	3/25/2033	1,812,495	1,803,469
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2003-5, Class 2M1 (FRN)	5.920%	5/25/2033	1,617,511	1,622,045
Countrywide Asset-Backed Certificates,
Ser. 2005-13, Class MV1 (FRN)	5.760%	4/25/2036	2,000,000	2,002,547
Countrywide Asset-Backed Certificates,
Ser. 2005-16, Class 4AV1 (FRN)	5.420%	5/25/2036	956,563	956,665
Credit-Based Asset Servicing and Securitization,
Ser. 2001-CB4, Class 1A1 (FRN)	5.770%	11/25/2033	2,169,239	2,170,441
FNMA, Ser. 2002-W2, Class AF5 (Step)	6.429%	6/25/2032	1,526,142	1,520,824
GSR Mortgage Loan Trust, Ser. 2004-4,
Class B1 (VRN)	7.325%	4/25/2032	2,195,380	2,208,829
Option One Mortgage Loan Trust,
Series 2002-6, Class A2 (FRN)	6.120%	11/25/2032	3,265,305	3,267,203
Residential Asset Mortgage Products, Inc.,
Ser. 2003-RS4, Class AlIB	5.980%	5/25/2033	2,835,204	2,836,342
Residential Asset Mortgage Products, Inc.,
Ser. 2003-RS55, Class Al6	4.020%	4/25/2033	1,789,012	1,692,463
Residential Asset Securities Corp.,
Ser. 2003-KS10, Class MII1 (FRN)	5.910%	12/25/2033	2,206,338	2,206,803
Residential Asset Securities Corp.,
Ser. 2004-KS4, Class A283 (FRN)	5.700%	5/25/2034	3,000,000	2,999,990
				25,287,621

See Notes to Financial Statements

   FFTW Funds, Inc.

Limited Duration Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Other ABS -- 3.5%
Aerco Limited, Series 2A, Class A4, 144A (FRN) +	5.840%	7/15/2025	$1,820,400	$1,783,992
Permanent Financing plc, Ser. 2, Class 4A, Reg. S (FRN)	5.580%	12/10/2009	2,000,000	2,001,766
				3,785,758

Total Asset-Backed Securities (Cost - $52,269,182)				52,290,229

Corporate Obligations -- 2.8%
Electric -- 1.8%
FPL Group Capital Inc.	5.551%	2/16/2008	2,000,000	1,998,804

Telecommunications -- 1.0%
Cingular Wireless LLC	6.500%	12/15/2011	1,000,000	1,034,144

Total Corporate Obligations (Cost - $3,054,606)				3,032,948

Mortgage-Backed Securities -- 35.3%
Collateralized Mortgage Obligations (CMO) -- 30.7%
CMO Floater -- 9.2%
Bank of America Mortgage Securities,
Ser. 2004-L, Class 1A1 (FRN)	4.196%	1/25/2035	1,377,409	1,377,450
FHLMC, Ser. 1689, Class F (FRN)	6.025%	3/15/2024	1,644,001	1,655,080
FHLMC, Ser. 1689, Class FG (FRN)	6.025%	3/15/2024	775,618	789,647
FNMA, Ser. 2002-7, Class FC (FRN)	6.070%	1/25/2032	1,720,857	1,769,080
Residential Asset Securitization Trust,
Ser. 2006-A1, Class 1A6 (FRN)	5.820%	4/25/2036	1,956,758	1,958,844
Washington Mutual, Ser. 2006-AR2, Class A1B (FRN)	5.969%	4/25/2046	2,237,842	2,241,919
				9,792,020
Planned Amortization Class -- 10.3%
Citicorp Mortgage Securities, Inc., Ser. 2004-5,
Class 1A29	4.750%	8/25/2034	2,150,485	2,109,272
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026	2,518,260	2,438,079
First Horizon Alternative Mortgage Securities,
Ser. 2006-FA6, Class 2A1	6.250%	11/25/2036	1,672,733	1,678,387
FNMA, Ser. 1993-9, Class FB (FRN)	6.744%	1/25/2023	2,117,378	2,194,622
FNMA, Ser. 2003-6, Class JE	5.500%	9/25/2028	1,318,179	1,313,863
FNMA, Ser. 2005-57, Class CK	5.000%	7/25/2035	1,261,154	1,242,776
				10,976,999
Sequential CMO -- 8.9%
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.222%	9/25/2034	1,634,242	1,623,438
CountryWide Alternative Loan Trust, Ser. 2005-85CB,
Class 2A2	5.500%	2/25/2036	1,984,975	1,973,795
FHLB, Ser. 00-0582, Class H	4.750%	10/25/2010	2,093,068	2,043,358
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	2/25/2036	1,931,304	1,896,908
Residential Accreditation Loans, Inc., Ser. 2006-QS7,
Class A1 (FRN)	6.000%	6/25/2036	1,979,286	1,980,305
				9,517,804
Other CMO -- 2.3%
Bank of America Mortgage Securities, Ser. 2003-E,
Class 2A2 (FRN)	4.350%	6/25/2033	406,214	407,880
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.638%	4/25/2035	1,206,876	1,177,565

See Notes to Financial Statements

   FFTW Funds, Inc.

Limited Duration Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Other CMO (continued)
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-20, Class 1A1 (VRN)	5.044%	1/25/2035	$891,998	$900,571
				2,486,016
				32,772,839
Mortgage Pass-Through Securities -- 4.6%
FNMA Pool # 725897 (FRN)	4.314%	9/1/2034	1,473,968	1,448,957
FNMA Pool # 840667 (FRN)	5.131%	10/1/2035	3,459,091	3,454,149
				4,903,106

Total Mortgage-Backed Securities (Cost - $37,847,889)				37,675,945

U.S. Treasury Obligations -- 14.2%
U.S. Treasury Note	4.250%	1/15/2011	7,600,000	7,439,686
U.S. Treasury Note	4.875%	5/31/2008	7,700,000	7,692,777
Total U.S. Treasury Obligations (Cost - $15,173,766)				15,132,463

Short-Term Securities -- 0.2%
Time Deposit -- 0.1%
Investors Bank & Trust Co.	5.000%	7/2/2007	88,000	88,000

U.S. Treasury Obligation -- 0.1%
U.S. Treasury Bill @ ‡	4.880%	11/15/2007	125,000	122,782

Total Short-Term Securities (Cost - $210,743)				210,782

Total Investments (Cost - $108,556,186) -- 101.4%				108,342,367
Liabilities, Net of Other Assets -- (1.4%)				(1,480,526)
Net Assets -- 100%				$106,861,841

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$153,063	$(366,882)	$(213,819)	$108,556,186

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Reverse Repurchase Agreements -- (1.9%)
Lehman Brothers, dated 6/27/2007,
to be repurchased on demand at face value,
plus accrued interest	5.100%	7/9/2007	$1,897,625	$1,898,431
Lehman Brothers, dated 6/29/2007,
to be repurchased on demand at face value,
plus accrued interest	4.250%	7/2/2007	99,625	99,637

Total Reverse Repurchase Agreements (Proceeds - $1,997,250)				$1,998,068

See Notes to Financial Statements

   FFTW Funds, Inc.

Limited Duration Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Futures Contract – (0.0%)*
		Notional	Unrealized
Number of Contracts	Futures Contract	Value	Depreciation
Futures Contracts Purchased
197	September 2007 2-Year U.S. Treasury Note	$40,158,069	$ (13,163)

Summary of Abbreviations
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
Step	A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
VRN	Variable Rate Note

°	See securities valuation policy in Note 2 to the Financial Statements.
+

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, this security was valued at $1,783,992 or 1.7% of net assets. The Board of Directors has deemed this security to be illiquid.

Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. This security is valued at $2,001,766, or 1.9% of net assets.
#	Security, or a portion thereof, is held as collateral for open reverse repurchase agreement.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*	Rounds to less than 0.1%.

Asset Class Summary (shown as a percentage of net assets) June 30, 2007

Classification	% of Net Assets
Asset-Backed Securities	48.9%
Mortgage-Backed Securities	35.3
U.S. Treasury Obligations	14.2
Corporate Obligations	2.8
Short-Term Securities	0.2
Reverse Repurchase Agreements	(1.9)
Financial Futures Contract	(0.0)*
Other Assets in Excess of Other Liabilities	0.5
100.0%

*Rounds to less than (0.1%).

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio
June 30, 2007 (unaudited)

Schedule of Investments

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset-Backed Security - 3.2%
Credit Card -- 3.2%
Chester Asset Receivables Dealings plc, Deal 11,
Ser. A (United Kingdom) (Cost - $808,422)	6.125%	10/15/2010	EUR 900,000	$1,263,146

Corporate Obligations -- 27.4%
Aerospace/Defense -- 0.7%
BAE Systems Holdings Inc., 144A (United States) +	4.750%	8/15/2010	USD 60,000	58,671
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	EUR 175,000	234,614
				293,285

Building Materials -- 1.3%
CRH America Inc. (United States)	6.000%	9/30/2016	USD 40,000	39,550
Compagnie de St Gobain (France)	4.750%	4/11/2017	EUR 120,000	154,334
Linde Finance (Netherlands)	4.750%	4/24/2017	EUR 240,000	311,459
				505,343

Diversified Holding Company -- 0.6%
Hutchison Whampoa International Ltd.,
144A (Cayman Islands) +	6.500%	2/13/2013	USD 225,000	231,455

Financial -- 17.2%
Banking -- 7.6%
Barclays Bank, 144A (VRN) (United Kingdom) +	7.375%	12/15/2011	USD 160,000	170,772
BB&T Corporation Subordinated Notes (United States)	4.750%	10/1/2012	USD 70,000	67,114
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR 170,000	230,938
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.684%	12/15/2017	GBP 60,000	111,815
Danske Bank A/S (EMTN) (VRN) (Denmark)	4.878%	5/15/2017	EUR 150,000	192,287
DNB NOR Bank ASA (VRN) (Norway)	6.012%	3/29/2017	GBP 90,000	171,043
HBOS plc (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR 110,000	150,697
Mizuho Finance, Reg. S (VRN) (Cayman Islands)	4.750%	4/15/2014	EUR 330,000	445,102
RBS Capital Trust C (VRN) (United Kingdom)	4.243%	1/12/2016	EUR 150,000	185,026
RBS Capital Trust I (VRN) (United Kingdom) ^	4.709%	7/1/2013	USD 330,000	307,176
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR 260,000	365,190
Sumitomo Mitsui Banking (VRN) (Japan)	4.375%	10/27/2014	EUR 180,000	240,266
UBS Preferred Funding Trust I (VRN) (United States) ^	8.622%	10/1/2010	USD 330,000	358,409
				2,995,835

Diversified Financial Services -- 8.5%
Bank of America (FRN) (United States)	5.455%	8/2/2010	USD 500,000	500,807
Citigroup Inc. (FRN) (United States)	5.510%	5/18/2010	USD 250,000	250,767
Citigroup Inc. (FRN) (United States)	5.450%	5/18/2011	USD 300,000	300,237
Depfa Funding IV (VRN) (Great Britain)	5.029%	3/21/2017	EUR 120,000	151,192
General Electric Cap. Corp.,
144A (VRN) (United States) +	4.625%	9/15/2066	EUR 140,000	180,015
Genworth Global Funding Trusts,
Ser. 2007-C (United States)	5.250%	5/15/2012	USD 120,000	118,439
Glencore Finance (EMTN) (Luxembourg)	5.250%	10/11/2013	EUR 100,000	131,924
HSBC Finance Corp. (United States)	5.875%	3/31/2008	EUR 200,000	272,703
HSBC Finance Corp. (United States)	4.625%	9/15/2010	USD 190,000	184,905

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Diversified Financial Services (continued)
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500%	1/23/2009	EUR 190,000	$255,974
Merck-Finanz (FRN) (Luxembourg)	3.750%	12/7/2012	EUR 100,000	126,721
Morgan Stanley (EMTN) (United States)	5.450%	1/9/2017	USD 100,000	94,684
Morgan Stanley (United States)	4.000%	1/15/2010	USD 700,000	675,792
Rabobank Capital Fund II, 144A (VRN) (United States)^ +	5.260%	12/31/2013	USD 170,000	163,029
				3,407,189

Insurance -- 1.1%
ING Cap Funding Trust III (VRN) (United States) ^	8.439%	12/31/2010	USD 260,000	282,226
Metlife Inc. (United States)	6.125%	12/1/2011	USD 130,000	132,759
				414,985

Real Estate -- 0.0%*
Westfield Group - 144A (Australia) +	5.400%	10/1/2012	USD 10,000	9,860
				6,827,869

Pharmaceuticals -- 0.6%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR 180,000	229,248

Retail -- 0.9%
CVS Lease Pass Through, 144A (United States) +	6.036%	12/10/2028	USD 217,659	211,245
Wal-Mart Stores Inc. (United States)	4.875%	1/19/2039	GBP 70,000	124,743
				335,988

Utilities -- 6.1%
Electric -- 2.0%
Appalachian Power Co. (United States)	6.375%	4/1/2036	USD 160,000	159,812
CEZ AS (Czech Republic)	4.125%	10/17/2013	EUR 100,000	128,937
Dominion Resources Inc. (United States)	4.750%	12/15/2010	USD 170,000	166,027
MidAmerican Energy Co. (United States)	5.650%	7/15/2012	USD 190,000	190,160
Statkraft A/S (Norway)	4.625%	9/22/2017	EUR 120,000	155,550
				800,486
Oil & Gas -- 0.7%
Petronas Capital Ltd., Reg. S (Malaysia)	6.375%	5/22/2009	EUR 100,000	138,784
Gaz Capital (Gazprom), Reg. S (Russian Federation)	5.030%	2/25/2014	EUR 120,000	156,185
				294,969
Pipelines -- 0.0%*
Plains All American Pipeline, 144A (United States) +	6.125%	1/15/2017	USD 10,000	9,925

Telecommunications -- 3.4%
AT&T Mobility LLC (United States)	6.500%	12/15/2011	USD 280,000	289,560
Deutshe Telekom Integrated (Netherlands)	8.000%	6/15/2010	USD 330,000	351,733
France Telecom (France)	7.750%	3/1/2011	USD 320,000	341,880
SBC Communications (United States)	4.125%	9/15/2009	USD 100,000	97,241
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR 70,000	101,356
Telecom Italia Capital (Italy)	4.875%	10/1/2010	USD 110,000	107,142
				1,288,912
				2,394,292

Total Corporate Obligations - (Cost $10,752,501)				10,817,480

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Mortgage-Backed Securities - 23.9%
Commercial Mortgage-Backed Securities -- 5.6%
Banc of America Commercial Mortgage, Inc.,
Ser. 2006-2, Class A4 (VRN) (United States)	5.930%	5/10/2045	USD 130,000	$129,612
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW11, Class A4 (VRN) (United States)	5.624%	3/11/2039	SD 110,000	107,777
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW12, Class A4 (VRN) (United States)	5.895%	9/11/2038	USD 180,000	179,193
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW13, Class A4 (United States)	5.540%	9/11/2041	USD 120,000	117,342
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-T22, Class A4 (VRN) (United States)	5.633%	4/12/2038	USD 100,000	98,426
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-T24, Class A4 (United States)	5.537%	10/12/2041	USD 60,000	58,681
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser. 2006-CD3, Class A5 (United States)	5.617%	10/15/2048	USD 600,000	589,275
Greenwich Capital Mortgage Funding Corp.,
Ser. 2006-GG7, Class A4 (VRN) (United States)	6.113%	7/10/2038	USD 100,000	100,924
Greenwich Capital Mortgage Funding Corp.,
Ser. 2007-GG9, Class A4 (VRN) (United States)	5.444%	3/10/2039	USD 540,000	522,784
GS Mortgage Securities Corporation II,
Ser. 2006-GG6, Class A4 (VRN) (United States)	5.553%	4/10/2038	USD 80,000	78,485
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C3, Class A4 (VRN) (United States)	5.661%	3/15/2039	USD 90,000	88,912
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C6, Class A4 (United States)	5.372%	9/15/2039	USD 140,000	135,201
				2,206,612
Mortgage Pass-Through Securities (MPTS) -- 18.3%
MPTS-FHLMC -- 4.8%
FHLMC - Gold Pools -- 3.2%
FHLMC Gold Pool # A49937	7.000%	6/1/2036	USD 165,920	170,285
FHLMC Gold Pool # G12379	4.500%	6/1/2021	USD 88,331	83,874
FHLMC Gold Pool # G12401	4.500%	1/1/2021	USD 356,520	339,268
FHLMC Gold Pool # G12446	4.500%	9/1/2020	USD 372,825	354,784
FHLMC Gold Pool # J04201	5.500%	1/1/2022	USD 318,830	314,003
				1,262,214
FHLMC - Pools -- 1.6%
FHLMC Pool # G00892	5.000%	2/1/2036	USD 661,041	621,255
				1,883,469
MPTS-FNMA -- 13.5%
FNMA Pool # 252439	6.500%	5/1/2029	USD 30,441	31,067
FNMA Pool # 323979	6.500%	4/1/2029	USD 11,312	11,545
FNMA Pool # 403646	6.500%	12/1/2027	USD 21,338	21,768
FNMA Pool # 407591	6.500%	12/1/2027	USD 21,805	22,244
FNMA Pool # 725591	5.000%	7/1/2034	USD 502,749	473,052
FNMA Pool # 745428	5.500%	1/1/2036	USD 782,609	756,730
FNMA Pool # 815975	5.500%	3/1/2035	USD 869,803	841,040
FNMA Pool # 831455	6.500%	5/1/2036	USD 42,479	42,893
FNMA Pool # 852237 (FRN)	4.889%	12/1/2035	USD 148,055	147,419
FNMA Pool # 881671 (FRN)	5.804%	3/1/2036	USD 70,252	70,538
FNMA Pool # 887070	6.500%	7/1/2036	USD 32,099	32,412

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
MPTS-FNMA -- continued
FNMA Pool # 888233	5.000%	11/1/2035	USD 581,446	$546,294
FNMA Pool # 888476	6.000%	6/1/2022	USD 1,185,142	1,190,756
FNMA Pool # 892571	6.500%	7/1/2036	USD 44,041	44,470
FNMA Pool # 894856	6.000%	9/1/2021	USD 280,887	282,218
FNMA Pool # 922227	6.500%	12/1/2036	USD 139,824	141,184
FNMA Pool # 922228	6.500%	12/1/2036	USD 189,207	191,047
FNMA Pool # 936935	6.000%	5/1/2037	USD 494,689	489,392
				5,336,069
				7,219,538

Total Mortgage-Backed Securities (Cost - $9,633,495)				9,426,150

Sovereign Obligations -- 39.0%
Canada -- 2.5%
Canadian Government Bond	4.500%	6/1/2015	CAD 610,000	571,281
Canadian Government Bond	4.000%	6/1/2016	CAD 440,000	397,086
				968,367
France -- 12.3%
France O.A.T.	4.000%	4/25/2014	EUR 2,930,000	3,827,279
France O.A.T.	5.750%	10/25/2032	EUR 580,000	896,900
France O.A.T.	4.000%	4/25/2055	EUR 140,000	164,149
				4,888,328
Germany -- 3.1%
Bundesrepublik Deutschland, Ser. 99	3.750%	1/4/2009	EUR 910,000	1,216,538

Japan -- 10.4%
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY 206,000,000	1,692,079
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY 43,000,000	346,470
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY 14,000,000	109,841
Japanese Government Bond, Ser. 285	1.700%	3/20/2017	JPY 244,000,000	1,946,446
				4,094,836
Mexico -- 0.9%
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN 14,500	136,697
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/5/2024	MXN 20,000	225,909
				362,606
Netherlands --2.8%
Netherlands Government	7.500%	1/15/2023	EUR 620,000	1,090,737

New Zealand -- 0.1%
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD 60,000	44,391

Poland -- 0.2%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN 260,000	97,057

Supranational -- 0.6%
European Investment Bank	5.500%	12/7/2009	GBP 118,000	233,940

Sweden -- 2.6%
Swedish Government Bond, Ser. 1037	8.000%	8/15/2007	SEK 6,100,000	893,579

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Sweden (continued)
Swedish Government Bond, Ser. 1041	6.750%	5/5/2014	SEK 870,000	$143,431
				1,037,010

United Kingdom -- 1.5%
U.K. Treasury Bond	4.250%	6/7/2032	GBP 320,000	580,012

United States -- 2.0%
U.S. Treasury Bond	4.500%	2/15/2036	USD 560,000	507,063
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD 129,330	124,359
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD 166,546	150,854
				782,276

Total Sovereign Obligations (Cost - $15,351,653)				15,396,098

Short-Term Securities -- 5.5%
Investors Bank & Trust Co. Time Deposit	5.000%	7/2/2007	USD 61,000	61,000
Societe Generale Time Deposit	5.293%	7/2/2007	USD 500,000	500,000
Dresdner Bank Time Deposit	5.310%	7/2/2007	USD 1,600,000	1,600,000
Total Short-Term Securities (Cost - $2,161,000)				2,161,000

Total Investments (Cost - $38,707,071) -- 99.0%				39,063,874
Other Assets, Net of Liabilities -- 1.0%				384,963
Net Assets -- 100%				$39,448,837

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$984,289	$(1,820,274)	$(835,985)	$39,899,859

Futures Contracts – (0.0%)*
			Unrealized
		Notional	Appreciation
Number of Contracts	Futures Contract	Value	(Depreciation)
Futures Contracts Purchased
1	September 2007 10-Year Japanese Government Bond	$1,068,950	$(1,354)
10	September 2007 5-Year U.S. Treasury Note	1,040,781	4,661
1	September 2007 Euro BOBL	143,253	38
2	September 2007 Long Gilts	416,237	(5,851)
Futures Contracts Sold
3	September 2007 10-Year U.S. Treasury Note	317,109	(195)
14	September 2007 2-Year U.S. Treasury Note	2,852,938	(4,333)
7	September 2007 Euro Bund	1,047,014	1,226
			$(5,808)

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Forward Foreign Exchange Contracts – (0.2%)
					Unrealized
Value	Contract To				Appreciation /
Date	Receive		Deliver		(Depreciation)
08/22/2007	AUD	960,000	USD	797,394	$15,988
08/22/2007	CAD	2,385,392	USD	2,157,411	87,645
08/22/2007	CHF	1,581,680	USD	1,313,645	(18,296)
08/22/2007	DKK	5,991,004	USD	1,072,888	15,953
08/22/2007	EUR	9,793,963	USD	13,156,704	92,699
08/22/2007	GBP	4,167,933	USD	8,287,273	69,433
08/22/2007	HUF	715,085,350	USD	3,936,112	(18,604)
08/22/2007	JPY	1,865,243,380	USD	15,796,956	(595,400)
08/22/2007	KRW	1,164,257,331	USD	1,254,588	7,694
08/22/2007	MXN	4,562,361	USD	420,205	1,372
08/22/2007	NOK	3,308,966	USD	555,844	4,901
08/22/2007	NZD	998,199	USD	731,680	36,445
08/22/2007	PLN	4,802,031	USD	1,709,125	(620,550)
08/22/2007	SEK	819,993	USD	117,682	2,187
08/22/2007	SGD	892,612	USD	595,075	(9,135)
08/22/2007	ZAR	3,910,075	USD	543,935	7,093
08/22/2007	USD	743,982	AUD	891,796	(11,612)
08/22/2007	USD	2,211,987	CAD	2,406,866	(53,280)
08/22/2007	USD	1,759,718	CHF	2,115,515	27,175
08/22/2007	USD	805,459	DKK	4,411,499	3,687
08/22/2007	USD	15,398,285	EUR	11,431,380	(66,237)
08/22/2007	USD	7,169,818	GBP	3,610,514	(69,263)
08/22/2007	USD	3,707,598	HUF	673,570,500	17,524
08/22/2007	USD	13,648,586	JPY	1,619,889,075	446,644
08/22/2007	USD	692,041	KRW	642,482,800	(4,535)
08/22/2007	USD	642,308	MXN	7,076,988	(11,630)
08/22/2007	USD	231,473	NOK	1,377,969	(2,041)
08/22/2007	USD	608,209	NZD	830,669	(30,999)
08/22/2007	USD	1,899,962	PLN	5,333,028	620,877
08/22/2007	USD	815,500	SEK	5,540,543	5,569
08/22/2007	USD	480,000	SGD	732,201	(641)
08/22/2007	USD	431,805	ZAR	3,141,510	(10,913)
08/22/2007	AUD	260,000	NZD	294,246	(6,135)
08/22/2007	CHF	724,350	EUR	440,000	(2,017)
08/22/2007	DKK	223,443	EUR	30,000	25
08/22/2007	EUR	120,000	CHF	198,077	119
08/22/2007	EUR	50,000	DKK	372,840	(122)
08/22/2007	EUR	240,000	GBP	163,789	(3,721)
08/22/2007	EUR	110,000	HUF	28,024,700	(4,720)
08/22/2007	EUR	140,000	NOK	1,130,339	(2,156)
08/22/2007	EUR	370,000	SEK	3,422,696	202
08/22/2007	GBP	190,754	EUR	280,000	3,673
08/22/2007	NOK	239,432	EUR	30,000	(10)
08/22/2007	NZD	132,732	AUD	120,000	466
08/22/2007	SEK	2,662,547	EUR	290,000	(3,098)
					$(77,744)

See Notes to Financial Statements

   FFTW Funds, Inc.

Worldwide Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand

°	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
+	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities were valued at $1,034,972 or 2.6% of net assets. Of these securities, the Board of Directors has deemed securities valued at $480,001 or 1.2% of net assets, to be liquid.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $740,071, or 1.9% of net assets.
*	Rounds to less than 0.1% or (0.1%).

Asset Class Summary
(shown as a percentage of net assets)
June 30, 2007

Classification	% of Net Assets
Sovereign Obligations	39.0%
Mortgage-Backed Securities	23.9
Corporate Obligations	27.4
Short-Term Securities	5.5
Asset-Backed Security	3.2
Financial Futures Contracts	(0.0)*
Forward Foreign Exchange Contracts	(0.2)
Other Assets in Excess of Other Liabilities	1.2
100.0%

*Rounds to less than (0.1%).

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio June 30, 2007 (unaudited)

Schedule of Investments
	Coupon	Maturity
	Rate	Date	Quantity	Value°
Asset Backed Securities (ABS) -- 21.4%
Credit Cards -- 15.3%
American Express Credit Account Master Trust,
Series 2005-3, Class A (FRN) (United States)	5.320%	1/18/2011	USD 500,000	$499,410
Chase Credit Card Master Note Trust,
Series 1998-4 (FRN) (United States)	5.000%	8/15/2008	EUR 656,775	890,442
Citbank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR 650,000	892,433
Citbank Credit Card Issuance Trust,
Series 2001-A1, Class A1 (FRN) (United States)	5.526%	2/7/2010	USD 1,500,000	1,501,676
Citibank Credit Card Issuance Trust, Ser. 2004-A2,
Class A, Reg. S (FRN) (United States)	4.175%	5/24/2013	EUR 700,000	944,400
MBNA Credit Card Master Note Trust, Ser. 2004-A1
(United States)	4.500%	1/17/2014	EUR 1,000,000	1,320,899
MBNA Credit Card Master Note Trust, Series 2002-A11
Class A11, Reg. S (FRN) (United States)	4.225%	3/19/2012	EUR 600,000	812,906
MBNA Credit Card Master Note Trust, Series 2002-A2
Class A (United States)	5.600%	7/17/2014	EUR 1,100,000	1,528,252
Sherwood Castle Funding plc, Ser. 2003-1,
Class A, Reg. S (FRN) (United Kingdom)	4.341%	8/15/2010	EUR 750,000	1,014,843
				9,405,261
Non-US Residential -- 5.3%
Delphinus BV, Ser. 2003-1, Class A2,
Reg. S (FRN) (Netherlands)+	4.122%	4/25/2093	EUR 1,000,000	1,329,549
Granite Master Issuer plc, Ser. 2005-1, Class A5,
Reg. S (FRN) (United Kingdom)+	4.238%	12/20/2054	EUR 500,000	675,365
RMAC plc., Series 2004-NS3X, Class A,
Reg. S (FRB) (United Kingdom)	6.048%	12/12/2036	GBP 194,917	391,313
RMAC plc., Series 2004-NSP4, Class A2,
Reg. S (FRB) (United Kingdom)	6.028%	12/12/2036	GBP 221,785	445,144
Southern Pacific Securities, Ser. 2005-1X, Class A2A,
Reg. S (FRN) (United Kingdom)	4.285%	6/10/2043	EUR 293,941	396,900
				3,238,271
Other ABS -- 0.8%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2002-2, Class 2A1 (FRN) (United States)	5.820%	5/25/2032	USD 67,329	67,348
Lombarda Lease Finance SRL, Ser. 2, Class A,
Reg. S (FRN) (Italy)	4.365%	10/30/2015	EUR 174,416	235,950
Snowdonia Securities plc, Ser. 2006-1, Class A,
Reg. S (FRN) (United Kingdom)	5.870%	12/21/2016	GBP 107,465	215,611
				518,909

Total Asset-Backed Securities (Cost - $12,150,941)				13,162,441

Corporate Obligations -- 10.5%
Diversified Manufacturing -- 0.7%
Siemans Financieringsmat (VRN) (Netherlands)	5.250%	9/14/2066	EUR 320,000	419,487

Financial -- 6.3%
Banking -- 5.6%
Bank of Scotland (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR 360,000	493,191
Bank of Scotland (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR 350,000	483,725

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)

	Coupon	Maturity
	Rate	Date	Quantity	Value°
Banking (continued)
Clerical Medical Finance plc (VRN) (United Kingdom)	4.250%	6/24/2015	EUR 290,000	$357,037
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR 320,000	434,707
RBS Capital Trust A (VRN) (United Kingdom) ^	6.467%	6/30/2012	EUR 180,000	257,004
RBS Capital Trust C (VRN) (United Kingdom) ^	4.243%	1/12/2016	EUR 160,000	197,361
Saecure BV, Ser. A2 (VRN) (Netherlands)	5.710%	11/25/2007	EUR 500,000	678,358
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR 280,000	393,282
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR 170,000	224,658
				3,519,323
Diversified Financial Services -- 0.7%
General Electric Cap. Corp., Reg. S (VRN) (United States)	4.625%	9/15/2066	EUR 330,000	424,321
				3,943,644
Pharmaceuticals -- 0.4%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR 170,000	216,512

Utilities -- 3.1%
Electric -- 0.8%
E.ON International Finance BV (EMTN) (Netherlands)	5.750%	5/29/2009	EUR 350,000	481,142

Oil & Gas -- 0.4%
Gaz Capital (Gazprom), Reg. S (Russian Federation)	5.030%	2/25/2014	EUR 190,000	247,292

Telecommunications -- 0.4%
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR 170,000	246,151

Water -- 1.5%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	3/18/2009	EUR 340,000	460,417
Veolia Environment (EMTN) (France)	5.875%	6/27/2008	EUR 340,000	464,578
				924,995
				1,899,580

Total Corporate Obligations (Cost - $5,734,221)				6,479,223

Mortgage-Backed Securities -- 13.9%
Collateralized Mortgage Obligation -- 3.0%
Arena BV, Ser. 2003-I, Class A2,
Reg. S (FRN) (Netherlands)	4.300%	5/19/2055	EUR 1,000,000	1,323,906
Residential Accreditation Loans, Inc., Ser. 2004-QS10,
Class A3, Reg. S (FRN) (United States)	5.820%	7/25/2034	USD 522,270	524,937
				1,848,843
Commercial Mortgage-Backed Securities -- 6.9%
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW12, Class A4 (VRN) (United States)	5.895%	9/11/2038	USD 680,000	676,951
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-PW13, Class A4 (United States)	5.540%	9/11/2041	USD 930,000	909,401
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-T22, Class A4 (VRN) (United States)	5.633%	4/12/2038	USD 300,000	295,279
Bear Stearns Commercial Mortgage Securities Inc.,
Ser. 2006-T24, Class A4 (United States)	5.537%	10/12/2041	USD 230,000	224,944

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)
	Coupon	Maturity
	Rate	Date	Quantity	Value°
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 2006-CD3, Class A5 (United States)	5.617%	10/15/2048	USD 600,000	$589,275
Greenwich Capital Mortgage Funding Corp.,
Ser. 2007-GG9, Class A4 (United States)	5.444%	3/10/2039	USD 490,000	474,378
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD 380,000	372,802
GS Mortgage Securities Corporation II, Ser. 2006-GG8,
Class A4 (VRN) (United States)	5.560%	11/10/2039	USD 180,000	176,070
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6,
Class A4 (United States)	5.372%	9/15/2039	USD 560,000	540,803
				4,259,903
Mortgage Pass-Through Securities -- 4.0%
FNMA Pool #888476	6.000%	6/1/2022	USD 2,469,047	2,480,742

Total Mortgage-Backed Securities (Cost - $8,544,565)				8,589,488

Sovereign Obligations -- 46.6%
Canada -- 4.5%
Canadian Government Bond	4.500%	6/1/2015	CAD 1,530,000	1,432,885
Canadian Government Bond	4.000%	6/1/2016	CAD 1,500,000	1,353,702
				2,786,587
France -- 0.3%
France O.A.T.	4.000%	4/25/2055	EUR 140,000	164,149

Germany -- 9.9%
Bundesschatzanweisungen	2.250%	9/14/2007	EUR 2,520,000	3,390,862
Bundesschatzanweisungen	2.750%	12/14/2007	EUR 2,000,000	2,683,030
				6,073,892
Italy -- 1.1%
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR 470,000	701,446

Japan -- 13.3%
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY 102,000,000	800,270
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY 80,000,000	644,596
Japanese Government Bond, Ser. 264	1.500%	9/20/2014	JPY 310,000,000	2,479,460
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY 417,000,000	3,425,228
Japanese Government Bond, Ser. 285	1.700%	3/20/2017	JPY 106,000,000	845,587
				8,195,141
Mexico -- 1.2%
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN 12,000	116,720
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/5/2024	MXN 50,000	564,773
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN 6,000	56,564
				738,057
New Zealand -- 3.5%
New Zealand Government, Ser. 709	7.000%	7/15/2009	NZD 2,850,000	2,187,476

Poland -- 0.4%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN 640,000	238,909

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)
	Coupon	Maturity
	Rate	Date	Quantity	Value°
Sweden -- 7.1%
Swedish Government Bond, Ser. 1043	5.000%	1/28/2009	SEK 29,650,000	$4,374,080

United Kingdom -- 4.4%
U.K. Treasury Bond	4.750%	12/7/2038	GBP 200,000	398,923
U.K. Treasury Bond	4.250%	12/7/2055	GBP 570,000	1,081,292
U.K. Treasury Note	6.250%	11/25/2010	GBP 600,000	1,221,484
				2,701,699
United States -- 0.9%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD 242,221	232,910
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD 343,500	311,136
				544,046
Total Sovereign Obligations (Cost - $28,716,263)				28,705,482

Short-Term Securities -- 5.8%
Dresdner Bank Time Deposit	5.310%	7/2/2007	USD 1,800,000	1,800,000
Societe Generale Time Deposit	5.293%	7/2/2007	USD 1,800,000	1,800,000

Total Short-Term Securities (Cost - $3,600,000)				3,600,000

Total Investments (Cost - $58,745,834) -- 98.2%				60,536,634
Other Assets, Net of Liabilities -- 1.8%				1,094,343
Net Assets -- 100%				$61,630,977

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$2,448,957	$(905,853)	$1,543,104	$58,993,530

Futures Contracts – (0.1%)
			Unrealized
			Appreciation
Number of Contracts	Futures Contract	Notional Value	(Depreciation)
Futures Contracts Purchased
4	September 2007 10-Year Japanese Government Bond	$4,275,801	$(5,415)
41	September 2007 Euro BOBL	5,873,366	(6,253)
34	September 2007 Euro Bund	5,085,496	(29,316)
23	September 2007 Euro BUXL	2,759,606	(39,744)
8	September 2007 Long Gilts	1,664,950	(33,380)
Futures Contracts Sold
45	September 2007 10-Year U.S.Treasury Note	4,756,641	42,969
18	September 2007 2-Year U.S. Treasury Note	3,668,063	(1,453)
20	September 2007 5-Year U.S. Treasury Note	2,081,563	(3,802)
7	September 2007 U.S. Long Bond	754,250	(4,065)
			$(80,459)

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Forward Foreign Exchange Contracts – (0.8%)
					Unrealized
Value	Contract to				Appreciation /
Date	Receive		Deliver		(Depreciation)
08/22/2007	AUD	1,253,314	USD	1,041,504	$20,395
08/22/2007	CAD	3,623,145	USD	3,302,502	107,490
08/22/2007	CHF	379,232	USD	310,000	580
08/22/2007	DKK	5,241,828	USD	957,062	(4,381)
08/22/2007	EUR	25,813,327	USD	34,921,684	(66,098)
08/22/2007	GBP	2,635,956	USD	5,242,761	42,330
08/22/2007	JPY	2,820,348,761	USD	23,925,577	(943,197)
08/22/2007	KRW	2,190,096,942	USD	2,360,018	14,473
08/22/2007	MXN	554,425	USD	50,231	1,000
08/22/2007	NOK	3,019,843	USD	507,277	4,473
08/22/2007	NZD	170,851	USD	127,628	3,844
08/22/2007	PLN	1,632,180	USD	580,744	5,932
08/22/2007	SEK	443,616	USD	64,817	32
08/22/2007	SGD	1,348,241	USD	898,827	(13,798)
08/22/2007	ZAR	2,947,595	USD	410,043	5,347
08/22/2007	USD	685,028	AUD	818,738	(8,666)
08/22/2007	USD	3,947,317	CAD	4,259,062	(60,231)
08/22/2007	USD	981,994	CHF	1,184,871	11,620
08/22/2007	USD	329,838	DKK	1,806,523	1,510
08/22/2007	USD	28,700,997	EUR	21,107,631	146,315
08/22/2007	USD	3,576,098	GBP	1,794,198	(21,270)
08/22/2007	USD	14,854,281	JPY	1,779,943,896	347,906
08/22/2007	USD	435,830	KRW	404,450,000	(2,673)
08/22/2007	USD	532,920	MXN	5,882,106	(10,606)
08/22/2007	USD	1,982,914	NZD	2,706,347	(99,649)
08/22/2007	USD	391,917	PLN	1,101,482	(4,003)
08/22/2007	USD	3,801,941	SEK	25,742,212	38,877
08/22/2007	USD	660,000	SGD	1,007,746	(1,517)
08/22/2007	AUD	360,000	NZD	407,484	(8,545)
08/22/2007	CHF	1,185,902	EUR	720,000	(2,807)
08/22/2007	EUR	240,000	CHF	396,468	(20)
08/22/2007	EUR	10,000	DKK	74,568	(24)
08/22/2007	EUR	350,000	GBP	238,866	(5,441)
08/22/2007	EUR	130,000	NOK	1,042,097	(730)
08/22/2007	EUR	440,000	SEK	4,050,498	3,125
08/22/2007	GBP	245,123	EUR	360,000	4,459
08/22/2007	NOK	159,622	EUR	20,000	(6)
08/22/2007	NZD	154,854	AUD	140,000	544
08/22/2007	SEK	4,040,948	EUR	440,000	(4,521)
					$(497,931)

See Notes to Financial Statements

   FFTW Funds, Inc.

International Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand

°	See securities valuation policy in Note 2 to the Financial Statements.
^	Perpetual bond. Maturity date shown is next call date.
*	Perpetual bond. Maturity date shown is next call date.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $7,225,131, or 11.7% of net assets.

Asset Class Summary
(shown as a percentage of net assets)
June 30, 2007

Classification	% of Net Assets
Sovereign Obligations	46.6%
Mortgage-Backed Securities	13.9
Corporate Obligations	10.5
Short-Term Securities	5.8
Asset-Backed Securities	21.4
Financial Futures Contracts	(0.1)
Forward Foreign Exchange Contracts	(0.8)
Other Assets in Excess of Other Liabilities	2.7
100.0%

See Notes to Financial Statements

   FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio
June 30, 2007 (unaudited)

Schedule of Investments
	Coupon	Maturity
	Rate	Date	Quantity	Value°
U.S. Treasury Inflation-Indexed Securities -- 97.8%
U.S. Treasury Inflation-Indexed Bonds -- 30.9%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	$12,111,021	$11,645,497
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	14,489,467	13,124,284
				24,769,781
U.S. Treasury Inflation-Indexed Notes -- 66.9%
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	3,759,672	3,762,022
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	3,703,636	3,762,664
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	5,101,738	5,200,584
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	17,514,070	16,799,829
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	4,515,602	4,334,626
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	12,759,318	12,117,371
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/2012	7,880,171	7,648,077
				53,625,173
Total U.S. Treasury Inflation-Indexed Securities (Cost - $80,166,648)				78,394,954

Short-Term Securities -- 1.3%
Time Deposits -- 1.2%
Investor's Bank & Trust	5.000%	7/2/2007	36,000	36,000
Societe Generale	5.293%	7/2/2007	900,000	900,000
				936,000
U.S. Treasury Obligation -- 0.1%
U.S. Treasury Bill @ ‡	4.739%	11/15/2007	100,000	98,225

Total Short-Term Securities (Cost - $1,034,242)				1,034,225

Total Investments (Cost - $81,200,890) -- 99.1%				79,429,179
Other Assets, Net of Liabilities -- 0.9%				735,624
Net Assets -- 100.0%				$80,164,803

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$ -	$(2,497,196)	$(2,497,196)	$81,926,375

Futures Contracts -- 0.0%*

Number of			Unrealized
Contracts	Futures Contract	Notional Value	Appreciation
Futures Contracts Purchased
30	September 2007 10-Year U.S.Treasury Note	$3,171,094	$19,609

Summary of Abbreviations
°	See securities valuation policy in Note 2 to the Financial Statements.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements

   FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio (continued)
June 30, 2007 (unaudited)

Schedule of Investments (continued)

Asset Class Summary
(shown as a percentage of net assets)
June 30, 2007

Classification	% of Net Assets
U.S. Treasury Inflation-Indexed Securities	97.8%
Short-Term Securities	1.3
Financial Futures Contract	0.0	*
Other Assets in Excess of Liabilities	0.9
	100.0%

*Rounds to less than 0.1%.

See Notes to Financial Statements

   FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio
June 30, 2007 (unaudited)

Schedule of Investments
	Coupon	Maturity
	Rate	Date	Quantity	Value°
Sovereign Index-Linked Obligations -- 85.0%
Canada -- 2.2%
Canadian Inflation-Linked Government Real Return Bond	3.000%	12/1/2036	CAD 270,815	$305,375

France -- 26.3%
France Inflation-Linked Treasury Note (BTNS)	1.250%	7/25/2010	EUR 551,603	719,132
France O.A.T.E. Index-Linked Bond	1.600%	7/25/2015	EUR 466,699	592,407
France O.A.T.E. Index-Linked Bond	3.000%	7/25/2012	EUR 436,231	605,371
France O.A.T.E. Index-Linked Bond	3.150%	7/25/2032	EUR 871,892	1,348,701
France O.A.T.E. Index-Linked Bond	2.250%	7/25/2020	EUR 162,365	214,727
France O.A.T.I. Inflation-Linked Bond	3.400%	7/25/2029	EUR 90,992	142,583
				3,622,921
Japan -- 4.4%
Japanese Government CPI Linked Bond, Ser. 2	1.100%	6/10/2014	JPY 19,057,000	153,743
Japanese Government CPI Linked Bond, Ser. 8	1.000%	6/10/2016	JPY 57,057,000	451,757
				605,500
Sweden -- 1.6%
Swedish Government Index-Linked, Ser. 3101	4.000%	12/1/2008	SEK 1,240,000	220,038

United Kingdom -- 8.4%
U.K. Index-Linked Treasury Stock	4.125%	7/22/2030	GBP 30,000	134,593
U.K. Index-Linked Treasury Stock	2.500%	8/23/2011	GBP 50,000	270,435
U.K. Index-Linked Treasury Stock	2.500%	7/26/2016	GBP 30,000	151,043
U.K. Index-Linked Treasury Stock	2.000%	1/26/2035	GBP 80,000	213,939
U.K. Index-Linked Treasury Stock	1.250%	11/22/2017	GBP 158,988	291,709
U.K. Index-Linked Treasury Stock	1.125%	11/22/2037	GBP 50,764	98,367
				1,160,086
United States -- 42.1%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD 2,952,678	2,839,183
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	USD 856,796	857,332
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	USD 302,338	307,156
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD 719,910	690,552
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	USD1,068,729	1,014,959
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/2012	USD 101,811	98,812
				5,807,994
Total Sovereign Index-Linked Obligations (Cost - $11,737,534)				11,721,914

Sovereign Obligations -- 20.9%
Australia -- 1.1%
Australian Government Bond, Ser. 217	6.000%	2/15/2017	AUD 190,000	158,242

United Kingdom -- 19.8%
U.K. Treasury Stock	5.000%	3/7/2012	GBP 1,400,000	2,728,837

Total Sovereign Obligations (Cost - $2,833,907)				2,887,079

Short-Term Security -- 0.2%
Investor's Bank & Trust Co. Time Deposit (United States)
(Cost - $23,000)	5.000%	7/2/2007	USD 23,000	23,000

See Notes to Financial Statements

   FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)

Total Investments (Cost - $14,594,441) -- 106.1%	14,631,993
Liabilities, Net of Other Assets -- (6.1%)	$(843,990)
Net Assets -- 100%	$13,788,003

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$126,700	$(157,925)	$(31,225)	$14,663,218

Futures Contracts –( 0.0%)*
			Unrealized
Number of Contracts	Futures Contract	Notional Value	Depreciation
Futures Contracts Purchased
1	September 2007 Long Gilts	$208,119	$(4,272)
Futures Contracts Sold
3	September 2007 10-Year U.S.Treasury Note	317,109	(54)
			$(4,326)

See Notes to Financial Statements

   FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)

Forward Foreign Exchange Contracts – 0.0%*
					Unrealized
Value	Contract To				Appreciation /
Date		Receive		Deliver	(Depreciation)
08/22/2007	AUD	124,088	USD	103,086	$2,050
08/22/2007	CAD	515,243	USD	464,050	20,880
08/22/2007	CHF	149,523	USD	122,516	(61)
08/22/2007	EUR	1,981,595	USD	2,688,166	(7,438)
08/22/2007	GBP	10,000	USD	19,888	162
08/22/2007	JPY	47,831,408	USD	401,391	(11,570)
08/22/2007	MXN	94,458	USD	8,574	155
08/22/2007	NOK	783,896	USD	131,624	1,217
08/22/2007	NZD	205,107	USD	151,031	6,801
08/22/2007	PLN	4,409,376	USD	1,584,852	67
08/22/2007	SEK	117,912	USD	17,354	(117)
08/22/2007	SGD	410,909	USD	271,945	(2,211)
08/22/2007	USD	313,779	AUD	377,658	(6,200)
08/22/2007	USD	794,234	CAD	862,447	(17,475)
08/22/2007	USD	361,725	CHF	435,179	5,327
08/22/2007	USD	6,283,859	EUR	4,634,464	14,295
08/22/2007	USD	3,949,450	GBP	1,984,384	(29,241)
08/22/2007	USD	1,031,785	JPY	122,529,468	33,183
08/22/2007	USD	84,601	NZD	115,530	(4,301)
08/22/2007	USD	1,579,784	PLN	4,395,274	(67)
08/22/2007	USD	251,473	SEK	1,684,886	5,171
08/22/2007	USD	260,000	SGD	396,559	(314)
08/22/2007	AUD	140,000	NZD	158,441	(3,304)
08/22/2007	CHF	395,267	EUR	240,000	(963)
08/22/2007	EUR	80,000	CHF	132,051	79
08/22/2007	EUR	110,000	GBP	75,068	(1,703)
08/22/2007	EUR	50,000	NOK	400,808	(281)
08/22/2007	EUR	150,000	SEK	1,381,678	945
08/22/2007	GBP	95,266	EUR	140,000	1,615
08/22/2007	NOK	159,622	EUR	20,000	(6)
08/22/2007	NZD	66,366	AUD	60,000	233
08/22/2007	SEK	1,469,088	EUR	160,000	(1,695)
					$5,233

See Notes to Financial Statements

   FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio (continued) June 30, 2007 (unaudited)

Schedule of Investments (continued)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

°	See securities valuation policy in Note 2 to the Financial Statements.
‡	Interest rate shown represents yield to maturity at date of purchase.
*	Rounds to less than 0.1% or (0.1%).

Asset Class Summary (shown as a percentage of net assets) June 30, 2007
Classification	% of Net Assets
Sovereign Inflation-Linked Obligations	85.0%
Sovereign Obligations	20.9
Short-Term Securities	0.2
Financial Futures Contracts	(0.0	)*
Forward Foreign Exchange Contracts	0.0	*
Other Liabilities in Excess of Other Assets	(6.1)
	100.0%

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Assets and Liabilities June 30, 2007 (unaudited)

	U.S. Short-Term	Limited Duration
	Portfolio	Portfolio
Assets
Investments in securities, at value (a)	$104,022,224	$108,342,367
Cash	331	262
Receivable for securities sold	-	13,541
Interest receivable	227,945	478,804
Receivable from Investment Adviser (Note 3)	2,787	-
Variation margin receivable	-	58,484
Other receivables	13,257	11,890
Total assets	104,266,544	108,905,348

Liabilities
Distribution payable	6,187	-
Payable for reverse repurchase agreements	1,755,435	1,997,250
Payable for interest on reverse repurchase agreements	675	1,099
Payable for open swap contracts	300,000	-
Accrued expenses and other liabilities	44,505	45,158
Total liabilities	2,106,802	2,043,507
Net Assets	$102,159,742	$106,861,841
Shares Outstanding (par value $0.001)	11,016,640	11,147,033
Net Asset Value Per Share	$9.27	$9.59

Components of Net Assets as of June 30, 2007 were as follows:
Paid-in capital	$116,541,590	$111,022,938
Undistributed investment income, net	7	203,093
Accumulated net realized loss on investments, short sales, financial futures, swap and
options contracts and foreign currency-related transactions	(14,169,705)	(4,137,208)
Net unrealized depreciation on investments, short sales, financial futures, swap and options contracts and translation of other assets and liabilities denominated in foreign
currency	(212,150)	(226,982)
Net Assets	$102,159,742	$106,861,841

(a) Cost of investments	$104,081,874	$108,556,186

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Assets and Liabilities (continued)
June 30, 2007 (unaudited)

	Worldwide	International
	Portfolio	Portfolio
Assets
Investments in securities, at value (a)	$39,063,874	$60,536,634
Cash	155	805
Cash on deposit at broker	280,000	642,009
Foreign cash (b)	1,559,993	962,521
Receivable for securities sold	2,330,050	1,201,119
Receivable from Investment Adviser (Note 3)	51,819	-
Interest receivable	525,702	818,442
Unrealized appreciation of forward foreign exchange contracts (Note 5)	1,467,371	760,252
Other receivables	11,890	12,365
Total assets	45,290,854	64,934,147

Liabilities
Distribution payable	1,565	2,209
Payable for fund shares redeemed	-	6,723
Payable for securities purchased	2,693,526	1,333,140
Variation margin payable	1,530,048	653,725
Unrealized depreciation of forward foreign exchange contracts (Note 5)	1,545,115	1,258,183
Accrued expenses and other liabilities	71,763	49,190
Total liabilities	5,842,017	3,303,170
Net Assets	$39,448,837	$61,630,977
Shares Outstanding (par value $0.001)	4,667,098	8,225,356
Net Asset Value Per Share	$8.45	$7.49

Components of Net Assets as of June 30, 2007 were as follows:
Paid-in capital	$41,709,078	$62,177,891
Distributions in excess of investment income, net	(2,565,926)	(710,572)
Accumulated net realized loss on investments,
financial futures contracts, and foreign currency-related transactions	(99,776)	(1,173,312)
Net unrealized appreciation on investments, financial futures contracts
and translation of other assets, and liabilities denominated in foreign currency	405,461	1,336,970
Net Assets	$39,448,837	$61,630,977
(a) Cost of investments	$38,707,071	$58,745,834
(b) Cost of foreign cash	$1,465,090	$905,949

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Assets and Liabilities (continued)
June 30, 2007 (unaudited)

		Global Inflation-
	U.S. Inflation-Indexed	Indexed Hedged
	Portfolio	Portfolio
Assets
Investments in securities, at value (a)	$79,429,179	$14,631,993
Cash	487	795
Receivable from Investment Adviser (Note 3)	29,491	20,597
Interest receivable	717,569	188,563
Variation margin receivable	25,117	47,003
Unrealized appreciation of forward foreign exchange contracts (Note 5)	-	92,180
Other receivables	475	475
Total assets	80,202,318	14,981,606

Liabilities
Payable for securities purchased	-	1,051,980
Foreign cash overdraft (b)	-	34,561
Unrealized depreciation of forward foreign exchange contracts (Note 5)	-	86,947
Accrued expenses and other liabilities	37,515	20,115
Total liabilities	37,515	1,193,603
Net Assets	$80,164,803	$13,788,003

Net Assets - Advisor Class	$80,155,796	$13,777,643
Net Assets - Investor Class	$9,007	$10,360
Shares Outstanding - Advisor Class (par value $0.001)	8,123,630	1,451,169
Shares Outstanding - Investor Class (par value $0.001)	922	1,070
Net Asset Value Per Share - Advisor Class	$9.87	$9.49
Net Asset Value Per Share - Investor Class	$9.77	$9.68

Components of Net Assets as of June 30, 2007 were as follows:
Paid-in capital	$85,961,040	$14,681,431
Undistributed (distributions in excess of) investment income, net	44,565	(113,361)
Accumulated net realized loss on investments,
financial futures contracts and foreign currency-related transactions	(4,088,700)	(823,488)
Net unrealized appreciation (depreciation) on investments, financial futures contracts
and translation of other assets and liabilities denominated in foreign currency	(1,752,102)	43,421
Net Assets	$80,164,803	$13,788,003
(a) Cost of investments	$81,200,890	$14,594,441
(b) Cost of foreign cash	$-	$(33,853)

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Operations
For the Six Months Ended June 30, 2007 (unaudited)

	U.S. Short-Term	Limited Duration
	Portfolio	Portfolio
Investment Income
Interest	$3,029,310	$2,849,303

Expenses
Investment advisory fees (Note 3)	144,914	184,641
Administration fees	25,415	29,081
Custodian and accounting fees (Note 3)	26,240	23,980
Directors' fees and expenses	20,458	25,026
Audit fees	21,072	17,566
Legal fees	10,597	11,669
Transfer agent fees	2,957	1,196
Registration fees	5,951	5,703
Chief Compliance Officer fees (Note 3)	8,095	8,913
Other fees and expenses	7,267	6,725
Total operating expenses	272,966	314,500
Waiver of investment advisory fees (Note 3)	(79,747)	(105,602)
Operating expenses, net	193,219	208,898
Interest	230,181	67,843
Total expenses	423,400	276,741
Investment income, net	2,605,910	2,572,562

Net Realized and Unrealized Gain (Loss) on Investments,
Financial Futures and Swap Contracts
Net realized loss on investments	(52,450)	(14,873)
Net realized loss on financial futures and swap contracts	-	(213,396)
Net change in unrealized appreciation (depreciation) on investments	3,066	(50,591)
Net change in unrealized appreciation (depreciation) on financial futures and swap contracts	(152,500)	56,786
Net realized and unrealized loss on investments, financial futures and swap contracts	(201,884)	(222,074)
Net Increase in Net Assets Resulting from Operations	$2,404,026	$2,350,488

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Operations (continued)
For the Six Months Ended June 30, 2007 (unaudited)

	Worldwide	International
	Portfolio	Portfolio
Investment Income
Interest	$1,315,375	$1,671,535
Dividends from affiliated issuers	142,975	-
Total investment income	1,458,350	1,671,535

Expenses
Investment advisory fees (Note 3)	108,572	145,560
Administration fees	14,240	20,860
Custodian and accounting fees (Note 3)	67,404	63,057
Directors' fees and expenses	12,487	14,345
Audit fees	25,949	25,211
Legal fees	7,246	7,431
Transfer agent fees	1,253	1,707
Registration fees	5,455	5,455
Chief Compliance Officer fees (Note 3)	5,534	5,676
Other fees and expenses	8,522	9,531
Total operating expenses	256,662	298,833
Waiver of investment advisory fees (Note 3)	(94,568)	-
Operating expenses, net	162,094	298,833
Interest	9,093	-
Total expenses	171,187	298,833
Investment income, net	1,287,163	1,372,702

Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts and
Foreign Currency-Related Transactions
Net realized loss on investments	(130,790)	(412,955)
Net realized loss on financial futures contracts	(49,904)	(760,190)
Net realized gain on foreign currency-related transactions	71,464	200,280
Net change in unrealized depreciation on investments	(1,018,117)	(658,930)
Net change in unrealized appreciation on financial futures contracts	20,287	83,665
Net change in unrealized depreciation on translation of other assets and liabilities denominated in
foreign currency	(251,001)	(668,986)
Net realized and unrealized loss on investments, financial futures contracts and foreign currency-
related transactions	(1,358,061)	(2,217,116)
Net Decrease in Net Assets Resulting from Operations	$(70,898)	$(844,414)

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Operations (continued)
For the Six Months Ended June 30, 2007 (unaudited)

		Global Inflation-
	U.S. Inflation-	Indexed Hedged
	Indexed Portfolio	Portfolio
Investment Income
Interest	$2,822,291	$391,946

Expenses
Investment advisory fees (Note 3)	158,448	27,881
Administration fees	20,232	4,562
Distribution fees - Investor Class	3	6
Custodian and accounting fees (Note 3)	18,414	31,393
Directors' fees and expenses	18,811	3,160
Audit fees	17,785	16,275
Legal fees	9,692	1,586
Transfer agent fees:
Advisor Class	42	42
Investor Class	20	12
Registration fees	5,703	3,288
Chief Compliance Officer fees (Note 3)	7,403	1,211
Other fees and expenses	5,713	3,981
Total operating expenses	262,266	93,397
Waiver of investment advisory fees (Note 3)	(123,462)	(27,881)
Reduction of expenses by investment adviser	-	(30,749)
Operating expenses, net	138,804	34,767
Investment income, net	2,683,487	357,179

Net Realized and Unrealized Gain (Loss) on Investments, Financial Futures Contracts
and Foreign Currency-Related Transactions
Net realized loss on investments	(1,201,287)	(202,385)
Net realized gain (loss) on financial futures contracts	32,714	(5,206)
Net realized loss on foreign currency-related transactions	-	(277,273)
Net change in unrealized depreciation on investments	(100,016)	(133,006)
Net change in unrealized appreciation (depreciation) on financial futures contracts	19,609	(378)
Net change in unrealized appreciation on translation of other assets and liabilities
denominated in foreign currency	-	164,917
Net realized and unrealized loss on investments, financial futures contracts and foreign
currency-related transactions	(1,248,980)	(453,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,434,507	$(96,152)

See Notes to Financial Statements

   FFTW Funds, Inc.

Statements of Changes in Net Assets

	U.S. Short-Term Portfolio		Limited Duration Portfolio
	Six Months		Six Months
	Ended		Ended
	June 30, 2007	Year Ended	June 30, 2007	Year Ended
	(unaudited)	Dec. 31, 2006	(unaudited)	Dec. 31, 2006
Increase (Decrease) in Net Assets From
Operations
Investment income, net	$2,625,577	$7,216,488	$2,552,933	$4,814,724
Net realized income (loss) on investments, financial
futures, swap and options contracts and foreign
currency-related transactions	(72,117)	1,063	(208,640)	(752,428)
Net change in unrealized appreciation
(depreciation) on investments, financial futures and
on translation of assets and liabilities denominated
in foreign currency	(149,434)	(23,108)	6,195	800,485
Net increase in net assets resulting from operations	2,404,026	7,194,443	2,350,488	4,862,781

Distributions to Shareholders
From investment income, net	(2,616,593)	(7,266,603)	(2,523,897)	(4,545,231)

Capital Share Transactions, Net	(21,335,234)	(17,480,659)	1,172,345	(8,338,345)

Total increase (decrease) in net assets	(21,547,801)	(17,552,819)	998,936	(8,020,795)

Net Assets
Beginning of Period	123,707,543	141,260,362	105,862,905	113,883,700

End of Period	$102,159,742	$123,707,543	$106,861,841	$105,862,905
Undistributed (Distributions in Excess of)
Investment Income, Net	$7	$(8,977)	$203,093	$174,057

See Notes to Financial Statements

   FFTW Funds, Inc.

Statement of Changes in Net Assets (continued)

	Worldwide Portfolio		International Portfolio
	Six Months		Six Months
	Ended		Ended
	June 30, 2007	Year Ended	June 30, 2007	Year Ended
	(unaudited)	Dec. 31, 2006	(unaudited)	Dec. 31, 2006
Increase (Decrease) in Net Assets From Operations
Investment income, net	$1,085,993	$4,632,818	$1,131,232	$2,323,163
Net realized gain (loss) on investments, financial
futures contracts and foreign currency-related
transactions	91,940	2,015,922	(731,395)	(1,304,555)
Net change in unrealized appreciation (depreciation)
on investments, financial futures contracts and on
translation of assets and liabilities denominated in
foreign currency	(1,248,831)	1,710,079	(1,244,251)	4,121,321
Net increase (decrease) in net assets resulting from
operations	(70,898)	8,358,819	(844,414)	5,139,929

Distributions to Shareholders
From investment income, net	(883,747)	(3,864,373)	(1,020,076)	(63,796)
From net realized gain on investments, financial futures
contracts and foreign currency-related transactions	-	(114,123)	-	-
Tax return of capital	-	-	-	(1,821,167)

Total Distributions	(883,747)	(3,978,496)	(1,020,076)	(1,884,963)

Capital Share Transactions, Net	(29,597,632)	(56,636,341)	(24,503,606)	10,154,623

Total increase (decrease) in net assets	(30,552,277)	(52,256,018)	(26,368,096)	13,409,589

Net Assets
Beginning of Period	70,001,114	122,257,132	87,999,073	74,589,484

End of Period	$39,448,837	$70,001,114	$61,630,977	$87,999,073

Distributions in Excess of Investment Income, Net	$(2,565,926)	$(2,768,172)	$(710,572)	$(821,728)

See Notes to Financial Statements

   FFTW Funds, Inc.

Statement of Changes in Net Assets (continued)

			Global Inflation-Indexed Hedged
	U.S. Inflation-Indexed Portfolio		Portfolio
	Six Months		Six Months
	Ended		Ended
	June 30, 2007	Year Ended	June 30, 2007	Year Ended
	(unaudited)	Dec. 31, 2006	(unaudited)	Dec. 31, 2006
Increase (Decrease) in Net Assets From
Operations
Investment income, net	$2,683,487	$3,587,113	$357,179	$684,172
Net realized loss on investments, financial
futures contracts and foreign currency-
related transactions	(1,168,573)	(2,044,499)	(484,864)	(222,346)
Net change in unrealized appreciation
(depreciation) on investments, financial
futures contracts and on translation of
assets and liabilities denominated in foreign
currency	(80,407)	(514,244)	31,533	(264,217)
Net increase (decrease) in net assets
resulting from operations	1,434,507	1,028,370	(96,152)	197,609

Distributions to Shareholders
From investment income, net:
Advisor Class	(2,638,782)	(3,587,113)	(321,815)	(328,199)
Investor Class	(140)		(151)
From net realized gain on investments,
financial futures contracts and foreign
currency-related transactions:
Advisor Class	-	(49,747)	-	(254,342)
Investor Class	-	-	-	-
Tax return of capital:
Advisor Class	-	(687,872)	-	(364,788)
Investor Class	-	-	-	-

Total Distributions	(2,638,922)	(4,324,732)	(321,966)	(947,329)

Capital Share Transactions, Net
Advisor Class	(26,470,093)	2,704,731	318,090	(5,103,228)
Investor Class	9,140	-	10,651	-

Total decrease in net assets	(27,665,368)	(591,631)	(89,377)	(5,852,948)

Net Assets
Beginning of Period	107,830,171	108,421,802	13,877,380	19,730,328

End of Period	$80,164,803	$107,830,171	$13,788,003	$13,877,380
Undistributed (Distributions in Excess
of) Investment Income, Net	$44,565	$-	$(113,361)	$(148,574)

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights
U.S. Short-Term Portfolio

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2007
period:	(unaudited)		2006	2005		2004	2003		2002
Per Share Data
Net asset value, beginning of period	$9.29		$9.30	$9.33		$9.43	$9.53		$9.68
Increase (Decrease) From Investment
Operations
Investment income, net	0.25		0.47	0.30		0.26	0.19	*	0.24	*
Net realized and unrealized gain (loss) on
investments and financial futures contracts	(0.02)		(0.01)	-	‡	(0.10)	(0.05)		(0.14)
Total from investment operations	0.23		0.46	0.30		0.16	0.14		0.10
Distributions
From investment income, net	(0.25)		(0.47)	(0.33)		(0.26)	(0.24)		(0.25)
Net asset value, end of period	$9.27		$9.29	$9.30		$9.33	$9.43		$9.53

Total Return	2.39%	(b)	5.17%	3.32%		1.74%	1.49%		0.95%

Ratios/Supplemental Data
Net assets, end of period (000's)	$102,160		$123,708	$141,260		$143,773	$103,838		$94,452
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.40%	(c)	0.38%	0.37%		0.35%	0.35%		0.25%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.88%	(c)	0.44%	0.39%		0.35%	0.35%		0.30%
Ratio of net investment income to average
net assets (a)	5.44%	(c)	5.01%	3.47%		2.45%	1.98%		2.46%
Decrease in above expense ratios due to
waiver of investment advisory fees	0.17%	(c)	0.15%	0.15%		0.15%	0.16%		0.21%
Portfolio Turnover	23%	(b)	115%	176%		165%	190%		282%

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
‡	Rounds to less than $0.01
*	Calculation based on average shares outstanding

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
Limited Duration Portfolio

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2007
period:	(unaudited)		2006	2005		2004		2003		2002
Per Share Data
Net asset value, beginning of period	$9.60		$9.57	$9.76		$9.96		$10.15		$10.05
Increase (Decrease) From Investment
Operations
Investment income, net	0.23		0.43	0.40	*	0.31	*	0.34	*	0.42
Net realized and unrealized gain (loss) on
investments and financial futures contracts	(0.01)		(0.01)	(0.18)		(0.15)		(0.09)		0.15
Total from investment operations	0.22		0.42	0.22		0.16		0.25		0.57
Distributions
From investment income, net	(0.23)		(0.39)	(0.41)		(0.35)		(0.38)		(0.42)
From net realized gain on investments,
financial futures contracts and foreign
currency related transactions	-		-	-		(0.01)		(0.06)		(0.05)
Total distributions	(0.23)		(0.39)	(0.41)		(0.36)		(0.44)		(0.47)
Net asset value, end of period	$9.59		$9.60	$9.57		$9.76		$9.96		$10.15

Total Return	2.30%	(b)	4.49%	2.31%		1.65%		2.49%		5.81%

Ratios/Supplemental Data
Net assets, end of period (000's)	$106,862		$105,863	$113,884		$77,960		$124,072		$165,870
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.40%	(c)	0.39%	0.38%		0.37%		0.35%		0.30%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.52%	(c)	0.43%	0.38%		0.37%		0.35%		0.30%
Ratio of net investment income to average
net assets (a)	4.84%	(c)	4.28%	3.60%		3.13%		3.35%		4.19%
Decrease in above expense ratios due to
waiver of investment advisory fees	0.20%	(c)	0.20%	0.20%		0.20%		0.20%		0.24%
Portfolio Turnover	36%	(b)	154%	171%		191%		352%		110%

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
*	Calculation based on average shares outstanding

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
Worldwide Portfolio

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2007
period:	(unaudited)		2006		2005		2004		2003		2002
Per Share Data
Net asset value, beginning of period	$8.57		$8.36		$9.96		$9.97		$9.61		$8.64
Increase (Decrease) From Investment
Operations
Investment income, net	0.10	*	0.31	*	0.28	*	0.26	*	0.26	*	0.31
Net realized and unrealized gain (loss) on
investments, financial futures, swap and
options contracts and foreign currency
related transactions	(0.08)		0.16		(0.75)		0.69		0.91		0.96
Total from investment operations	0.02		0.47		(0.47)		0.95		1.17		1.27
Distributions
From investment income, net	(0.14)		(0.25)		(1.01)		(0.84)		(0.81)		(0.30)
From net realized gain on investments,
financial futures, swap and options
contracts and foreign currency related
transactions	-		(0.01)		(0.12)		(0.12)		-		-
Total distributions	(0.14)		(0.26)		(1.13)		(0.96)		(0.81)		(0.30)
Net asset value, end of period	$8.45		$8.57		$8.36		$9.96		$9.97		$9.61

Total Return	0.32%	(b)	5.65%		(5.03%)		10.13%		12.68%		14.97%

Ratios/Supplemental Data
Net assets, end of period (000's)	$39,449		$70,001		$122,257		$185,033		$169,665		$172,039
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.60%	(c)	0.60%		0.60%		0.60%		0.60%		0.60%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.63%	(c)	0.60%		0.60%		0.60%		0.60%		0.60%
Ratio of net investment income to average
net assets (a)	4.02%	(c)	3.63%		3.08%		2.62%		2.71%		3.42%
Decrease in above expense ratios due to
waiver of investment advisory fees	0.35%	(c)	0.11%		0.09%		0.05%		0.04%		0.02%
Portfolio Turnover	96%	(b)	89%		360%		327%		392%		585%

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
*	Calculation based on average shares outstanding

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
International Portfolio

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2007
period:	(unaudited)		2006		2005		2004		2003	2002
Per Share Data
Net asset value, beginning of period	$7.61		$7.30		$9.09		$8.81		$8.67	$7.53
Increase (Decrease) From Investment
Operations
Investment income, net	0.10		0.22	*	0.22	*	0.21	*	0.20	0.16
Net realized and unrealized gain (loss) on
investments, financial futures contracts and
foreign currency related transactions	(0.11)		0.27		(1.08)		0.77		1.46	1.45
Total from investment operations	(0.01)		0.49		(0.86)		0.98		1.66	1.61
Distributions
From investment income, net	(0.11)		(0.01)		(0.62)		(0.62)		(1.32)	(0.42)
From net realized gain on investments,
financial futures and foreign currency
related transactions	-		-		(0.10)		(0.08)		(0.20)	(0.05)
From return of capital	-		(0.17)		(0.21)		-		-	-
Total distributions	(0.11)		(0.18)		(0.93)		(0.70)		(1.52)	(0.47)
Net asset value, end of period	$7.49		$7.61		$7.30		$9.09		$8.81	$8.67

Total Return	(0.28%)	(b)	6.93%		(9.77%)		12.17%		20.25%	21.81%

Ratios/Supplemental Data
Net assets, end of period (000's)	$61,631		$87,999		$74,589		$82,880		$79,542	$88,120
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.82%	(c)	0.81%		0.75%		0.76%		0.71%	0.60%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.82%	(c)	0.81%		0.75%		0.76%		0.71%	0.61%
Ratio of net investment income to average
net assets (a)	3.11%	(c)	2.93%		2.68%		2.44%		2.22%	2.50%
Decrease in above expense ratios due to
waiver of investment advisory fees	N/A		N/A		N/A		N/A		0.01%	0.07%
Portfolio Turnover	63%	(b)	61%		79%		221%		223%	334%

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
*	Calculation based on average shares outstanding

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
U.S. Inflation-Indexed Portfolio – Advisor Class

	For the Six		For the Years Ended December 31,
	Months
	Ended June
For a share outstanding throughout the	30, 2007
period:	(unaudited)		2006		2005	2004	2003		2002
Per Share Data
Net asset value, beginning of period	$10.03		$10.34		$10.67	$10.71	$10.82		$10.09
Increase (Decrease) From Investment
Operations
Investment income, net	0.34		0.34		0.53	0.42	0.40	*	0.49
Net realized and unrealized gain (loss) on
investments and financial futures contracts	(0.17)		(0.25)		(0.17)	0.59	0.42		1.11
Total from investment operations	0.17		0.09		0.36	1.01	0.82		1.60
Distributions
From investment income, net	(0.33)		(0.34)		(0.53)	(0.42)	(0.41)		(0.49)
From net realized gain on investments and
financial futures contracts	-		-	‡	(0.16)	(0.63)	(0.52)		(0.38)
From return of capital	-		(0.06)		-	-	-		-
Total distributions	(0.33)		(0.40)		(0.69)	(1.05)	(0.93)		(0.87)
Net asset value, end of period	$9.87		$10.03		$10.34	$10.67	$10.71		$10.82

Total Return	1.71%	(b)	1.00%		3.44%	9.71%	7.65%		16.17%

Ratios/Supplemental Data
Net assets, end of period (000's)	$80,156		$107,830		$108,422	$99,981	$86,162		$89,355
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.35%	(c)	0.35%		0.35%	0.35%	0.35%		0.35%
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.35%	(c)	0.35%		0.35%	0.35%	0.35%		0.35%
Ratio of net investment income to average
net assets (a)	6.77%	(c)	3.33%		5.08%	4.06%	3.65%		4.98%
Decrease in above expense ratios due to
waiver of investment advisory fees	0.11%	(c)	0.27%		0.25%	0.29%	0.25%		0.22%
Portfolio Turnover	233%	(b)	522%		637%	774%	154%		140%

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
‡	Rounds to less than $0.01.
*	Calculation based on average shares outstanding

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
U.S. Inflation-Indexed Portfolio – Investor Class

	For the Period
	From April 12,
	2007* to June 30,
	2007
For a share outstanding throughout the period:	(unaudited)
Per Share Data
Net asset value, beginning of period	$10.00
Increase (Decrease) From Investment Operations
Investment income, net	0.20
Net realized and unrealized loss on investments and financial futures contracts	(0.23)
Total from investment operations	(0.03)
Distributions
From investment income, net	(0.20)
Net asset value, end of period	$9.77

Total Return	(0.30%)	(b)

Ratios/Supplemental Data
Net assets, end of period (000's)	$9
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.60%	(c)
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.60%	(c)
Ratio of net investment income to average net assets (a)	10.04%	(c)
Decrease in above expense ratios due to waiver of investment advisory fees	1.39%	(c)
Portfolio Turnover	233%	(b)

(a)	Net of waivers
(b)	Not Annualized
(c)	Annualized
*	Commencement of operations

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
Global Inflation-Indexed Hedged Portfolio – Advisor Class

			For the Years Ended December 31,						Period From
	For the Six								January 14,
	Months								2003** to
	Ended June								December 31,
For a share outstanding throughout the	30, 2007								2003
period:	(unaudited)		2006		2005		2004
Per Share Data
Net asset value, beginning of period	$9.79		$10.18		$10.39		$10.28		$10.00
Increase (Decrease) From Investment
Operations
Investment income, net	0.22		0.35	*	0.42	*	0.37	*	0.38	*
Net realized and unrealized gain (loss) on
investments, financial futures contracts and
foreign currency related transactions	(0.30)		(0.25)		0.13		0.53		0.27
Total from investment operations	(0.08)		0.10		0.55		0.90		0.65
Distributions
From investment income, net	(0.22)		(0.16)		(0.47)		(0.42)		(0.25)
From net realized gain on investments,
financial futures contracts and foreign
currency related transactions	-		(0.13)		(0.29)		(0.37)		(0.10)
From return of capital	-		(0.20)		-		-		(0.02)
Total distributions	(0.22)		(0.49)		(0.76)		(0.79)		(0.37)
Net asset value, end of period	$9.49		$9.79		$10.18		$10.39		$10.28

Total Return	(0.70%)	(b)	1.04%		5.33%		8.93%		6.59%	(b)

Ratios/Supplemental Data
Net assets, end of period (000's)	$13,778		$13,877		$19,730		$22,946		$20,987
Ratio of operating expenses to average net
assets, exclusive of interest expense (a)	0.50%	(c)	0.50%		0.50%		0.50%		0.50%	(c)
Ratio of operating expenses to average net
assets, inclusive of interest expense (a)	0.50%	(c)	0.50%		0.50%		0.50%		0.50%	(c)
Ratio of net investment income to average
net assets (a)	5.12%	(c)	3.69%		3.98%		3.54%		3.87%	(c)
Decrease in above expense ratios due to
waiver and reduction of investment
advisory fees	0.64%	(c)	0.65%		0.37%		0.40%		0.31%	(c)
Portfolio Turnover	295%	(b)	674%		707%		593%		137%	(b)

(a)	Net of waivers
(b)	Not Annualized
(c)	Annualized
*	Calculation based on average shares outstanding
**	Commencement of operations

See Notes to Financial Statements

   FFTW Funds, Inc.

Financial Highlights (continued)
Global Inflation-Indexed Hedged Portfolio – Investor Class

	For the Period
	From March 26,
	2007* to June 30,
	2007
For a share outstanding throughout the period:	(unaudited)
Per Share Data
Net asset value, beginning of period	$10.00
Increase (Decrease) From Investment Operations
Investment income, net	0.18
Net realized and unrealized loss on investments and financial futures contracts	(0.33)
Total from investment operations	(0.15)
Distributions
From investment income, net	(0.16)
Net asset value, end of period	$9.69

Total Return	(1.54%)	(b)

Ratios/Supplemental Data
Net assets, end of period (000's)	$10
Ratio of operating expenses to average net assets, exclusive of interest expense (a)	0.75%	(c)
Ratio of operating expenses to average net assets, inclusive of interest expense (a)	0.75%	(c)
Ratio of net investment income to average net assets (a)	7.63%	(c)
Decrease in above expense ratios due to waiver of investment advisory fees	1.57%	(c)
Portfolio Turnover	295%	(b)

(a)	Net of waivers
(b)	Not annualized
(c)	Annualized
*	Commencement of operations

See Notes to Financial Statements

   FFTW Funds, Inc.

Notes to Financial Statements
June 30, 2007 (unaudited)

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has sixteen Portfolios (the “Portfolios”), six of which were active as of June 30, 2007. This report contains financial information about these six active Portfolios only. The six active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Worldwide Portfolio ("Worldwide"); International Portfolio ("International"); U.S. Inflation-Indexed Portfolio (“U.S. Inflation-Indexed”); and Global Inflation-Indexed Hedged Portfolio (“Global Inflation-Indexed Hedged”). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the first-in first-out method for determining gain or loss on sales of securities. Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Adviser's active management of duration. The Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for a Portfolio. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest, which approximate market value. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will materially impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the statements of changes in net assets for a fiscal period.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

Income Tax

There is no provision for federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

At December 31, 2006, certain Portfolios had the following capital loss carryforwards to offset net capital gains, to the extent provided by federal income tax regulations.

	Carryforward	Expiration
Portfolio	Amount	Date
U.S. Short-Term	$7,649,973	12/31/2007
	1,768,493	12/31/2008
	1,204,646	12/31/2010
	1,272,514	12/31/2011
	882,026	12/31/2012
	1,285,671	12/31/2013
	32,581	12/31/2014

Limited Duration	1,108,685	12/31/2012
	1,452,456	12/31/2013
	1,356,853	12/31/2014

Worldwide	106,477	12/31/2014

International	87,286	12/31/2014

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

	Carryforward	Expiration
Portfolio	Amount	Date
U.S. Inflation-Indexed	$2,288,225	12/31/2014

Global Inflation-Indexed Hedged	285,673	12/31/2014

In addition, U.S. Short Term, Limited Duration, Worldwide and International generated post October 31, 2006, net capital losses of $1,687, $80,518, $55,821 and $22,657, respectively, which, if unused, will expire on December 31, 2015. Global Inflation-Indexed Hedged generated post October 31, 2006 foreign currency losses of $186,082, which will be treated as arising on January 1, 2007.

The Fund adopted the FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are, “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended June 30, 2007, the Fund did not have a liability for any unrecognized tax benefits. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Dividends to Shareholders

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par (i.e., return of capital).

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation and depreciation on assets and liabilities other than investments in securities denominated in foreign currencies arise from changes in the exchange rates.

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The investment advisory fees to be paid to the Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, International, U.S. Inflation-Indexed, and Global Inflation-Indexed Hedged.

From time to time, the Adviser has agreed to waive its investment advisory fees and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the year ended June 30, 3007 (reflecting certain waivers), the investment advisory fees per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice. The current expense caps and investment advisory fee waivers for U.S. Short-Term and Worldwide can only be changed by consent of the shareholders. All other expense caps and fee waivers can be terminated at any time by the Adviser.

	Investment	Current	Current
	Advisory	Investment	Expense
Portfolio	Fee per Agreement	Advisory Fee	Cap
U.S. Short-Term	0.30%	0.15%	0.40	% (a)
Limited Duration	0.35%	0.15%	-
Worldwide	0.40%	0.40%	0.60	% (a)
International	0.40%	0.40%	-
U.S. Inflation-Indexed	0.40%	0.20%	0.35	% (b)
Global Inflation-Indexed Hedged	0.40%	0.20%	0.50	% (b)
(a)	Contractual expense cap per the Advisory Agreement.
(b)	Voluntary expense cap which may be eliminated upon notice from the Adviser.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

3. Investment Advisory Agreements and Affiliated Transactions (continued)

Effective May 28, 2002, Directors who are not employees of the Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $85,000 (not including expenses) were allocated among the Portfolios and paid for the six months ended June 30, 2007.

As of June 30, 2007, the Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 22.7% of the Fund's total net assets and therefore, the Adviser may be deemed a control person.

Pursuant to an Administration Agreement effective on October 1, 2006, Vastardis Fund Services LLC earns the following fees: 0.07% of the first $350 million of the Fund’s average daily net assets, 0.05% thereafter up to $3 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion.

State Street Bank and Trust Company (SSB) serves as the Fund's custodian, accounting agent and transfer agent. Fees paid for services rendered by SSB are based upon assets of the Fund and on transactions entered into by the Fund during the period. Fees for such services paid to SSB by the Fund are reflected as administration fees, custodian fees, accounting fees and transfer agent fees in the Statement of Operations.

Effective August 1, 2006, the Fund has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Fund’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Guy F. Talarico as the Fund’s Chief Compliance Officer. For these services, the Fund pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Portfolio pays a pro rata portion of the fees based on its share of the Fund’s average monthly net assets.

4. Investment Transactions

Purchase costs and proceeds from sales of investment securities, other than short-term investments, for the year ended June 30, 2007 for each of the Portfolios were as follows:

	Purchase Cost of		Proceeds from Sales of
	Investment	U.S. Government	Investment	U.S. Government
Portfolio	Securities	Securities	Securities	Securities
U.S. Short-Term	$20,864,333	$2,523,611	$38,283,927	$3,659,853
Limited Duration	30,556,057	10,000,417	31,115,157	8,037,163
Worldwide	17,803,897	31,204,571	36,622,252	29,743,435
International	35,432,036	2,538,892	48,983,348	1,594,222
U.S. Inflation-Indexed	-	190,631,143	-	217,837,713
Global Inflation-Indexed Hedged	4,383,929	38,699,718	2,236,471	40,749,955

Worldwide may enter into dollar roll transactions with respect to the mortgage-backed securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

5. Forward Foreign Exchange Contracts

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios’ Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Portfolios’ custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio’s commitments under certain open forward foreign exchange contracts (see Note 12). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details each Portfolio’s outstanding forward foreign exchange contracts at June 30, 2007 (if applicable) are contained at the end of the Schedule of Investments of that Portfolio.

6. Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.

At June 30, 2007, the Portfolios placed U.S. Treasury bills, other liquid securities or cash with the futures clearing broker with respect to their financial futures contracts as follows:

June 30, 2007
Portfolio	Collateral Value
Limited Duration	$122,782
Worldwide	27,794
International	293,633
U.S. Inflation-Indexed	98,225
Global Inflation-Indexed Hedged	12,442

The details of each Portfolio’s open futures contracts at June 30, 2007 (if applicable) are contained at the end of the Schedule of Investments of that Portfolio.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

7. Capital Stock Transactions

As of June 30, 2007, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. Each Portfolio has been allocated 200,000,000 shares, with the remainder as unallocated.

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	11,351,345	$105,371,647	36,655,094	$340,661,700
Shares issued related to reinvestment of
dividends	277,756	2,577,621	766,191	7,120,955
	11,629,101	107,949,268	37,421,285	347,782,655
Shares redeemed	13,923,417	129,284,502	39,305,334	365,263,314
Net decrease	(2,294,316)	$(21,335,234)	(1,884,049)	$(17,480,659)

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	103,842	$1,000,000	2,059,457	$19,680,000
Shares issued related to reinvestment of
dividends	262,647	2,523,897	476,225	4,544,957
	366,489	3,523,897	2,535,682	24,224,957
Shares redeemed	244,589	2,351,552	3,408,853	32,563,302
Net increase (decrease)	121,900	$1,172,345	(873,171)	$(8,338,345)

Transactions in capital stock for Worldwide were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	870,971	$7,451,732	2,467,604	$20,689,492
Shares issued related to reinvestment of
dividends	102,616	877,098	419,115	3,516,034
	973,587	8,328,830	2,886,719	24,205,526
Shares redeemed	4,475,211	37,926,462	9,348,539	80,841,867
Net decrease	(3,501,624)	$(29,597,632)	(6,461,820)	$(56,636,341)

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

7. Capital Stock Transactions (continued)

  Transactions in capital stock for International were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	3,929,926	$29,989,504	4,850,534	$36,366,769
Shares issued related to reinvestment of
dividends	122,505	927,437	191,018	1,423,216
	4,052,431	30,916,941	5,041,552	37,789,985
Shares redeemed	7,383,910	55,420,547	3,707,763	27,635,362
Net increase (decrease)	(3,331,479)	$(24,503,606)	1,333,789	$10,154,623

Transactions in capital stock for U.S. Inflation-Indexed – Advisor Class were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	186,439	$1,891,125	253,722	$2,580,000
Shares issued related to reinvestment of
dividends	263,175	2,638,782	430,030	4,324,731
	449,614	4,529,907	683,752	6,904,731
Shares redeemed	3,081,021	31,000,000	413,668	4,200,000
Net increase (decrease)	(2,631,407)	$(26,470,093)	270,084	$2,704,731

Transactions in capital stock for U.S. Inflation-Indexed - Investor Class were as follows for the periods indicated:
	Period from April 17, 2007[1]
	to June 30, 2007 (unaudited)
	Shares	Amount
Shares sold	908	$9,000
Shares issued related to reinvestment of
dividends	14	140
	922	9,140
Shares redeemed	-	-
Net increase	922	$9,140
[1] Commencement of operations

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

7. Capital Stock Transactions (continued)

  Transactions in capital stock for Global Inflation-Indexed Hedged – Advisor Class were as follows for the periods indicated:

	For the Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	25,772	$250,247	-	$-
Shares issued related to reinvestment of
dividends	33,300	321,815	95,769	947,329
	59,072	572,062	95,769	947,329
Shares redeemed	26,021	253,972	616,349	6,050,557
Net increase (decrease)	33,051	$318,090	(520,580)	$(5,103,228)

Transactions in capital stock for Global Inflation-Indexed Hedged -
Investor Class were as follows for the periods indicated:
	Period from March 26, 2007[1]
	to June 30, 2007 (unaudited)
	Shares	Amount
Shares sold	1,055	$10,500
Shares issued related to reinvestment of
dividends	15	151
	1,070	10,651
Shares redeemed	-	-
Net increase	1,070	$10,651

[1] Commencement of operations

8. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio's Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (see Note 12). Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

The details each Portfolio’s reverse repurchase agreements during the year ended and at June 30, 2007 (if applicable) are contained at the end of the Schedule of Investments of that Portfolio.

9. Options Transactions

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio’s selling or buying a security or currency at a price different from the current market value.

10. Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

   FFTW Funds, Inc.

Notes to Financial Statements (continued)
June 30, 2007 (unaudited)

11. Interest Only and Principal Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. Principal only securities (POs) entitle the holder to principal cash flows on the underlying pool. The Fund primarily invests in IOs and POs backed by mortgage securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12. Segregation of Assets

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled liquid assets.

13. Concentration of Risks

The Portfolios may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

14. Investments in Affiliates

Affiliated issuer, as defined by the 1940 Act, of a Portfolio is one that directly or indirectly, through one or more intermediaries, controls, or is controlled by, or is under common control with such Portfolio. A summary of Worldwide’s investments in affiliates, for the six months ended June 30, 2007, is noted below:

	Value,
	Beginning of			Value, End of	Dividend	Realized Gain
Portfolio	Year	Purchases	Sales Proceeds	Year	Income	Distributions
Mortgage-Backed	$8,930,926	$142,975	$9,035,226	-	$142,975	-

   FFTW Funds, Inc.

Notes to Financial Statements (unaudited)

Proxy Voting Policy

A description of FFTW's proxy voting policies and procedures and FFTW's proxy voting record for the most recent twelve-month period ending June 30, 2007 are available without charge, upon request, by calling (800) 247-0473 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Reporting

FFTW files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. FFTW’s Form N-Q is available without charge, upon request, by calling (800) 247-0473. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov. FFTW’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

   FFTW Funds, Inc.

Fund Expenses
June 30, 2007 (unaudited)

     The Portfolios incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2007, based on, (1) the Portfolio’s actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Portfolio’s actual expenses:

U.S. Short Term
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$1,023.91	$2.01
(2) Hypothetical	1,000.00	1,022.81	2.01

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Limited Duration
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$1,022.96	$2.01
(2) Hypothetical	1,000.00	1,022.81	2.01

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Worldwide
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$1,003.16	$2.98
(2) Hypothetical	1,000.00	1,021.82	3.01

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

International
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
(1) Actual	$1,000.00	$997.17	$4.06
(2) Hypothetical	1,000.00	1,020.73	4.11

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

   FFTW Funds, Inc.

Fund Expenses (continued)
June 30, 2007 (unaudited)

U.S. Inflation-Indexed
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
Advisor Class:
(1) Actual	$1,000.00	$1,017.13	$1.75
(2) Hypothetical	1,000.00	1,023.06	1.76
Investor Class:
(1) Actual	$1,000.00	$997.03	$2.97
(2) Hypothetical	1,000.00	1,021.82	3.01

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.35% for the Advisor Class and since April 12, 2007, commencement of operations, to June 30, 2007 of 0.60% for the Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Global Inflation-Indexed
			Operating
	Beginning	Ending	Expense
	Amount	Value	Incurred*
Advisor Class:
(1) Actual	$1,000.00	$992.97	$2.47
(2) Hypothetical	1,000.00	1,022.32	2.51
Investor Class:
(1) Actual	$1,000.00	$984.63	$3.69
(2) Hypothetical	1,000.00	1,021.08	3.76

*

Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2007 of 0.50% for the Advisor Class and since March 26, 2007, commencement of operations, to June 30, 2007 of 0.75% for the Investor Class, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

   FFTW Funds, Inc.

Directors and Officers

  Listed in the charts below is basic information regarding the Directors and officers of the Fund.

Independent Directors:

Number of
Portfolios in
			Principal	Fund
		Term of Office[1]	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past Five	Overseen by	Directorships
and Age	with Fund	Time Served	Years	Director	Held by Director
John C Head III	Director and	Director since	Managing Member	16	Director of
c/o FFTW, Inc.	Chairman of the	June 1989;	of Head & Company		several private
200 Park Avenue	Board	Chairman of the	L.L.C. since 1987.		companies.
New York, NY		Board since
Born 1948		September 2005

Lawrence B.	Director	Since April 1991	Professor Emeritus	16	Director –
Krause			at the University of		PriceSmart Inc.
c/o FFTW, Inc.			California - San
200 Park Avenue			Diego ("UCSD"), La
New York, NY			Jolla, CA from 1987
Born 1929			to 1998; member of
the Council on
Foreign Relations
and Journal of
Economic
Research.

Saul H. Hymans	Director	Since April 1999	Professor Emeritus	16	N/A
c/o FFTW, Inc.			of Economics and
200 Park Avenue			Statistics and
New York, NY			Director of the
Born 1937			Research Seminar
in Quantitative
Economics at the
University of
Michigan; member
of the Michigan
faculty since 1964.

Andrea Redmond	Director	Since April 1999	Managing	16	N/A
c/o FFTW, Inc.			Director of
200 Park Avenue			Russell Reynolds
New York, NY			Associates, Inc.,
Born 1956			an executive
search firm, from
1986 to 2006.

  1 Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

   FFTW Funds, Inc.

Directors and Officers (continued)

  Interested Director:

Number of
Portfolios in
			Principal	Fund
		Term of Office[1]	Occupation(s)	Complex	Other
Name, Address,	Position(s) Held	and Length of	During Past Five	Overseen by	Directorships
and Age	with Fund	Time Served	Years	Director	Held by Director
Stephen P.	Director	Formerly Chief	Managing Director	16	Director of the
Casper[2]		Executive Officer	of FFTW, Inc. and		following Boards:
FFTW, Inc.		and President	its parent company,		The Depository
200 Park Avenue		from November	Charter Atlantic		Trust & Clearing
New York, NY		2002 to March	Corporation since		Corporation, The
Born 1950		2007, formerly	December 1991;		Depository Trust
		Vice President	Chief Executive		Company, The
		from February	Officer and		National
		2001-November	President from April		Securities
		2002, Director	2004; Chief		Clearing
		since November	Operating Officer of		Corporation, The
		1997; formerly,	FFTW, Inc. and its		Emerging
		Treasurer from	parent company,		Markets Clearing
		October 1990 –	Charter Atlantic		Corporation, The
		November 1997	Corporation since		Fixed Income
			May 2001.		Clearing
Corporation,
MarketAxess
Holdings, Fischer
Francis Trees &
Watts
(Singapore) Pte
Ltd, FFTW Global
Credit Fund SPC,
Inc., FFTW
Mortgage Total
Return Fund plc,
FFTW Global
Debt Fund plc,
FFTW Alpha
Selection Fund
plc.

1 Mr. Casper is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
2 Mr. Casper is considered an “interested person” of FFTW Funds, Inc. as defined in the Investment Company Act of 1940, as amended, because of his position with FFTW, Inc., which serves as Investment Adviser to the Fund.

   FFTW Funds, Inc.

Directors and Officers (continued)

  Principal Officers:

	Position(s) Held with	Term of Office[1] and Length	Principal Occupation(s)
Name, Address, and Age	Fund	of Time Served	During Past Five Years
Philippe J. Lespinard	President, Chief	Since March 2007	Deputy Chief Executive Officer of
FFTW, Inc.	Executive Officer		FFTW, Inc. since July 2006; Chief
200 Park Avenue			Investment Officer of BNP Asset
New York, NY 10166			Management from April 2002 to
Born 1963			June 2006 and Director of BNP
Paribas Asset Management UK Ltd.
since June 2002; Head of
Investments – Europe for Citigroup
Asset Management from March
1998 to March 2002.

Robin S. Meister	Secretary and Chief	Since May 2000	Chief Compliance Officer of FFTW,
FFTW, Inc.	Legal Officer		Inc. since 2004; Chief Legal and
200 Park Avenue			Risk Officer of FFTW, Inc. since
New York, NY			2002; Managing Director of FFTW,
Born 1958			Inc. since 2003; General Counsel of
FFTW, Inc. since September 1998.

Susan L. Silva	Assistant Treasurer	Since September 2006	Assistant Treasurer of the Fund
Vastardis Fund Services LLC			since September 2006; Vice
41 Madison Avenue, 30th Floor			President of Vastardis Fund
New York, NY 10010			Services LLC since August 2006;
Born 1967			Treasurer of The FBR Funds from
2002 through 2006 and officer of
FBR National Trust Company from
2001 through 2005.

Guy F. Talarico	Chief Compliance	Since August 2006	Chief Compliance Officer of the
Alaric Compliance Services LLC	Officer		Fund since August 2006. CEO of
41 Madison Avenue, 30th Floor			ALARIC Compliance Services, LLC
New York, NY 10010			since January 2006. Co-Chief
Born 1955			Executive Officer of EOS
Compliance Services, LLC from
June 2004 to December 2005.
Senior Director of Investors Bank &
Trust Institutional Custody Division
from February 2001 to June 2004.

William E. Vastardis	Treasurer, Chief	Treasurer and Chief	President of Vastardis Fund
Vastardis Fund Services LLC	Financial Officer and	Financial Officer since	Services LLC since 2003; President
41 Madison Avenue, 30th Floor	Anti-Money	November 1997; AMLCO	of Vastardis Compliance Services
New York, NY 10010	Laundering	since September 2002;	LLC since August 2004; Managing
Born 1955	Compliance Officer	formerly, Chief	Director for Investors Capital
	(AMLCO)	Compliance Officer from	Services, Inc. (formerly AMT Capital
		October 2004 to July	Services, Inc.) from 1992 to 2003.
2006; formerly, Secretary
from February 1998 to
May 2000

Michael L. Wyne	Vice President	Since December 2003	Director of Operations/Head of
FFTW, Inc.			Global Reporting/Analytics and
200 Park Avenue			Marketing at FFTW, Inc. since 1986.
New York, NY
Born 1960

1 Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

OFFICERS AND DIRECTORS	Investment Adviser
Fischer Francis Trees & Watts, Inc.
Stephen P. Casper	200 Park Avenue
Director of the Fund	New York, NY 10166

John C Head III	Sub-Adviser
Director and Chairman of the	Fischer Francis Trees & Watts
Board of the Fund	2 Royal Exchange
London, EC3V 3RA
Saul H. Hymans
Director of the Fund	Administrator
Vastardis Fund Services LLC
Lawrence B. Krause	41 Madison Avenue, 30th Floor
Director of the Fund	New York, NY 10010

Andrea Redmond	Distributor
Director of the Fund	Quasar Distributors, LLC
615 East Michigan Street
Philippe J. Lespinard	Milwaukee, WI 53202
President and Chief Executive Officer of the Fund
Custodian and Fund Accounting Agent
William E. Vastardis	State Street Bank and Trust Company
Chief Financial Officer, Anti-Money	200 Clarendon St.
Laundering Compliance Officer of the Fund	Boston, MA 02116

Robin S. Meister	Transfer and Dividend Disbursing Agent
Secretary and Chief Legal Officer of the Fund	State Street Bank and Trust Company
200 Clarendon St.
Guy F. Talarico	Boston, MA 02116
Chief Compliance Officer of the Fund
Legal Counsel
Susan Silva	Dechert LLP
Assistant Treasurer of the Fund	30 Rockefeller Plaza
New York, NY 10112-2200

Independent Auditors
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Item 2. Code of Ethics.

      Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

      Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

      Not applicable to this filing.

Items 5. Audit Committee of Listed Registrants

      Not applicable.

Item 6. Schedule of Investments

      Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable.

Items 8. Portfolio Managers of Closed-End Management Investment Companies

      Not applicable.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable.

Items 10. Submission of Matters to a Vote of Security Holders.

The Board of Directors has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Philippe J. Lespinard
Philippe J. Lespinard, President and Chief Executive Officer

Date	8/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philippe J. Lespinard
Philippe J. Lespinard, President and Chief Executive Officer
Date	8/29/2007

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer
Date	8/29/2007